UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2005

EIF-QTLY-0405

1.814098.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	800	$ 11,608
Ballard Power Systems, Inc. (a)	3,783	22,573
China Automotive Systems, Inc. (a)	1,032	9,587
Decoma International, Inc. Class A (sub. vtg.)	1,602	17,144
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	661	4,792
Exide Technologies (a)	1,105	16,299
GenTek, Inc.	300	14,439
Gentex Corp.	2,657	90,099
Hayes Lemmerz International, Inc. (a)	1,193	9,067
Intier Automotive, Inc. Class A	213	6,457
Keystone Automotive Industries, Inc. (a)	491	11,210
LKQ Corp. (a)	796	14,479
Noble International Ltd.	308	7,207
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	9,077
R&B, Inc. (a)	766	20,873
Shiloh Industries, Inc. (a)	545	8,976
Sports Resorts International, Inc. (a)	3,572	14,217
Strattec Security Corp. (a)	130	7,237
Wescast Industries, Inc. Class A (sub. vtg.)	123	3,003
		298,344
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	16,501
Distributors - 0.0%
Noland Co.	246	12,239
Source Interlink Companies, Inc. (a)	919	10,477
		22,716
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,055	27,852
Ambassadors Group, Inc.	369	12,299
Ameristar Casinos, Inc.	907	44,425
Applebee's International, Inc.	2,488	70,933
BJ's Restaurants, Inc. (a)	902	14,567
Bob Evans Farms, Inc.	1,216	27,542
Buffalo Wild Wings, Inc. (a)	531	20,019
California Pizza Kitchen, Inc. (a)	768	18,371
CBRL Group, Inc.	1,617	69,224
Churchill Downs, Inc.	483	21,571
Ctrip.com International Ltd. ADR (a)	360	13,878
Empire Resorts, Inc. (a)	676	7,635
Great Wolf Resorts, Inc.	1,118	27,782
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	929	$ 49,516
Isle of Capri Casinos, Inc. (a)	1,198	33,532
Lone Star Steakhouse & Saloon, Inc.	829	22,051
Magna Entertainment Corp. Class A (a)	2,724	17,924
McCormick & Schmick Seafood Restaurants	1,308	20,863
Monarch Casino & Resort, Inc. (a)	676	25,938
MTR Gaming Group, Inc. (a)	1,009	12,118
Multimedia Games, Inc. (a)	948	9,471
Navigant International, Inc. (a)	541	6,946
O'Charleys, Inc. (a)	757	15,988
P.F. Chang's China Bistro, Inc. (a)	795	43,574
Panera Bread Co. Class A (a)	941	50,306
Papa John's International, Inc. (a)	403	13,859
Penn National Gaming, Inc. (a)	1,437	86,737
Rare Hospitality International, Inc. (a)	1,283	37,541
Red Robin Gourmet Burgers, Inc. (a)	786	35,629
Ryan's Restaurant Group, Inc. (a)	1,417	19,044
Scientific Games Corp. Class A (a)	3,338	85,853
Shuffle Master, Inc. (a)	1,234	40,426
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	5,112
Sonic Corp. (a)	1,834	61,787
Starbucks Corp. (a)	13,187	683,218
Sunterra Corp. (a)	868	14,227
Texas Roadhouse, Inc. Class A	908	25,424
The Cheesecake Factory, Inc. (a)	2,430	82,693
Wynn Resorts Ltd. (a)	3,252	232,746
		2,108,621
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	197	10,021
Bassett Furniture Industries, Inc.	1,064	20,269
Brillian Corp. (a)	388	1,141
California Coastal Communities, Inc. (a)	409	10,524
Craftmade International, Inc.	649	13,635
Dominion Homes, Inc. (a)	396	7,611
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	32,144
Flexsteel Industries, Inc.	620	9,735
Garmin Ltd.	3,696	189,420
Helen of Troy Ltd. (a)	913	25,865
Hooker Furniture Corp.	696	18,082
Interface, Inc. Class A (a)	2,168	18,059
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Kimball International, Inc. Class B	1,716	$ 24,522
Lifetime Hoan Corp.	1,013	15,651
Palm Harbor Homes, Inc. (a)	739	11,558
Stanley Furniture Co., Inc.	312	14,623
Universal Electronics, Inc. (a)	813	13,837
		436,697
Internet & Catalog Retail - 3.1%
1-800 CONTACTS, Inc. (a)	518	12,209
1-800-FLOWERS.com, Inc. Class A (a)	895	6,713
Alloy, Inc. (a)	1,976	12,014
Amazon.com, Inc. (a)	13,585	477,920
Audible, Inc. (a)	670	9,822
Blue Nile, Inc.	469	13,174
Coldwater Creek, Inc. (a)	1,690	46,830
Drugstore.com, Inc. (a)	2,140	4,879
eBay, Inc. (a)	44,358	1,900,297
eCost.com, Inc.	600	4,590
GSI Commerce, Inc. (a)	1,482	21,267
IAC/InterActiveCorp (a)	21,323	479,768
Insight Enterprises, Inc. (a)	1,623	28,889
J. Jill Group, Inc. (a)	641	9,262
Netflix, Inc. (a)	1,475	15,783
Overstock.com, Inc. (a)	650	34,902
PC Mall, Inc. (a)	507	6,667
PetMed Express, Inc. (a)	710	5,751
Priceline.com, Inc. (a)	1,328	29,840
Provide Commerce, Inc. (a)	585	16,775
Shopping.com Ltd.	866	14,185
Stamps.com, Inc.	989	18,068
ValueVision Media, Inc. Class A (a)	2,128	27,664
		3,197,269
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	16,450
Concord Camera Corp. (a)	341	621
Escalade, Inc.	749	10,134
JAKKS Pacific, Inc. (a)	1,033	20,422
Radica Games Ltd.	1,200	10,500
RC2 Corp. (a)	631	19,517
SCP Pool Corp.	1,758	59,842
		137,486
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.6%
ACME Communications, Inc. (a)	1,400	$ 8,400
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,269	37,171
Beasley Broadcast Group, Inc. Class A (a)	689	11,920
Cadmus Communications Corp.	937	12,378
Carmike Cinemas, Inc.	461	16,084
Central European Media Enterprises Ltd. Class A (a)	722	32,873
Charter Communications, Inc. Class A (a)	9,505	17,394
Comcast Corp.:
Class A (a)	45,224	1,472,041
Class A (special) (a)	28,174	897,624
Courier Corp.	373	20,023
Crown Media Holdings, Inc. Class A (a)	2,664	24,322
Cumulus Media, Inc. Class A (a)	2,009	28,427
EchoStar Communications Corp. Class A	7,489	222,798
Emmis Communications Corp. Class A (a)	1,450	27,115
Fisher Communications, Inc. (a)	394	20,193
Gemstar-TV Guide International, Inc. (a)	16,555	73,835
Global Sources Ltd.	990	12,801
Grey Global Group, Inc.	39	44,100
Harris Interactive, Inc. (a)	1,659	8,295
IMAX Corp. (a)	1,147	12,275
Insight Communications, Inc. Class A (a)	2,570	24,415
Knology, Inc. (a)	1,452	3,920
Lakes Entertainment, Inc. (a)	998	17,824
Lamar Advertising Co. Class A (a)	2,927	115,002
Liberty Media International, Inc. Class A (a)	5,664	244,855
LodgeNet Entertainment Corp. (a)	799	14,102
MDC Partners, Inc. (a)	763	8,240
Mediacom Communications Corp. Class A (a)	3,456	19,043
Navarre Corp. (a)	871	5,966
New Frontier Media, Inc. (a)	1,084	8,184
Nexstar Broadcasting Group, Inc. (a)	1,192	9,417
NTL, Inc. (a)	3,092	200,640
Pixar (a)	1,886	168,665
Radio One, Inc.:
Class A (a)	1,033	14,193
Class D (non-vtg.) (a)	2,352	32,152
Regent Communication, Inc. (a)	1,974	9,949
Reuters Group PLC sponsored ADR	707	33,434
Salem Communications Corp. Class A (a)	1,009	23,318
SBS Broadcasting SA (a)	1,175	50,055
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp. (a)	1,334	$ 47,330
Sinclair Broadcast Group, Inc. Class A	2,015	15,516
Sirius Satellite Radio, Inc. (a)	43,027	239,660
Spanish Broadcasting System, Inc. Class A (a)	1,167	11,728
TiVo, Inc. (a)	2,475	9,925
UnitedGlobalCom, Inc. Class A (a)	12,931	120,258
Value Line, Inc.	422	17,019
WPP Group PLC sponsored ADR	641	36,858
WPT Enterprises, Inc.	792	13,741
XM Satellite Radio Holdings, Inc. Class A (a)	7,034	231,841
Young Broadcasting, Inc. Class A (a)	630	5,632
		4,752,951
Multiline Retail - 0.5%
Conn's, Inc. (a)	665	11,312
Dollar Tree Stores, Inc. (a)	3,584	96,589
Fred's, Inc. Class A	1,186	19,984
Kmart Holding Corp. (a)	3,180	309,955
The Bon-Ton Stores, Inc.	984	16,935
Tuesday Morning Corp. (a)	1,287	40,347
		495,122
Specialty Retail - 2.5%
AC Moore Arts & Crafts, Inc. (a)	1,063	27,127
America's Car Mart, Inc. (a)	379	13,439
American Eagle Outfitters, Inc.	2,409	130,399
bebe Stores, Inc.	2,229	62,746
Bed Bath & Beyond, Inc. (a)	9,917	372,086
Big 5 Sporting Goods Corp.	1,019	23,947
Brookstone Co., Inc. (a)	600	8,772
Building Material Holding Corp.	508	23,439
Cache, Inc. (a)	1,204	18,855
Casual Male Retail Group, Inc. (a)	1,489	8,621
Charlotte Russe Holding, Inc. (a)	658	7,850
Charming Shoppes, Inc. (a)	3,839	29,599
Cost Plus, Inc. (a)	788	22,166
Deb Shops, Inc.	763	21,669
Dress Barn, Inc. (a)	924	17,436
Electronics Boutique Holding Corp. (a)	801	30,302
Finish Line, Inc. Class A	1,323	27,069
Gander Mountain Co.	416	4,264
Goody's Family Clothing, Inc.	1,432	13,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guitar Center, Inc. (a)	968	$ 58,641
Gymboree Corp. (a)	738	8,849
Hibbett Sporting Goods, Inc. (a)	704	19,613
Hollywood Entertainment Corp. (a)	2,000	27,340
Hot Topic, Inc. (a)	1,563	33,386
Jos. A. Bank Clothiers, Inc. (a)	461	12,512
Kirkland's, Inc. (a)	622	6,618
Monro Muffler Brake, Inc. (a)	669	17,936
Movie Gallery, Inc.	1,335	30,491
O'Reilly Automotive, Inc. (a)	1,695	86,276
Pacific Sunwear of California, Inc. (a)	2,336	60,175
Party City Corp. (a)	552	6,872
PETCO Animal Supplies, Inc. (a)	1,834	64,997
PETsMART, Inc.	4,882	148,901
Pomeroy IT Solutions, Inc. (a)	627	9,336
Rent-A-Center, Inc. (a)	2,610	67,730
Restoration Hardware, Inc. (a)	1,275	6,770
Ross Stores, Inc.	4,580	128,240
Select Comfort Corp. (a)	1,096	22,578
Sharper Image Corp. (a)	608	9,448
Shoe Carnival, Inc. (a)	605	9,831
Stage Stores, Inc. (a)	511	19,704
Staples, Inc.	16,410	517,243
Stein Mart, Inc. (a)	1,359	28,281
Steiner Leisure Ltd. (a)	832	27,414
TBC Corp. New (a)	632	18,916
The Children's Place Retail Stores, Inc. (a)	918	36,711
The Pantry, Inc. (a)	1,036	35,276
Tractor Supply Co. (a)	1,268	54,004
Trans World Entertainment Corp. (a)	1,445	20,273
Tweeter Home Entertainment Group, Inc. (a)	953	5,518
Urban Outfitters, Inc. (a)	2,774	115,371
West Marine, Inc. (a)	829	20,045
Wet Seal, Inc. Class A (a)	1,165	3,402
Wilsons Leather Experts, Inc. (a)	2,802	8,994
		2,610,924
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	583	20,971
Columbia Sportswear Co. (a)	1,249	70,006
Deckers Outdoor Corp. (a)	652	26,739
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	2,593	$ 66,899
Haggar Corp.	814	16,695
K-Swiss, Inc. Class A	810	25,110
Oshkosh B'Gosh, Inc. Class A	639	20,090
Perry Ellis International, Inc. (a)	917	20,798
Quaker Fabric Corp. (a)	1,024	4,321
Steven Madden Ltd. (a)	480	8,966
Tandy Brands Accessories, Inc.	905	12,245
Velcro Industries NV	901	11,551
Warnaco Group, Inc. (a)	1,529	36,574
Weyco Group, Inc.	303	13,317
		354,282
TOTAL CONSUMER DISCRETIONARY		14,430,913
CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	234	12,547
MGP Ingredients, Inc.	1,096	8,406
		20,953
Food & Staples Retailing - 1.2%
Arden Group, Inc. Class A	165	15,673
Casey's General Stores, Inc.	1,703	30,722
Central European Distribution Corp. (a)	845	32,549
Costco Wholesale Corp.	15,487	721,539
Fresh Brands, Inc. (a)	466	3,495
Ingles Markets, Inc. Class A	1,279	16,640
Nash-Finch Co.	673	26,658
NeighborCare, Inc. (a)	1,804	54,246
Pathmark Stores, Inc. (a)	1,698	8,439
Performance Food Group Co. (a)	1,331	36,123
Topps Co., Inc.	1,768	16,637
United Natural Foods, Inc. (a)	1,348	42,017
Whole Foods Market, Inc.	1,984	203,995
Wild Oats Markets, Inc. (a)	1,044	6,734
		1,215,467
Food Products - 0.3%
Alico, Inc. (a)	403	23,559
Bridgford Foods Corp. (a)	433	3,750
Cal-Maine Foods, Inc.	840	8,165
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Calavo Growers, Inc.	1,103	$ 12,133
Farmer Brothers Co.	654	16,389
Gold Kist, Inc. Delaware	1,500	24,330
Hain Celestial Group, Inc. (a)	1,271	23,730
J&J Snack Foods Corp.	399	18,837
John B. Sanfilippo & Son, Inc.	308	8,006
Lancaster Colony Corp.	1,397	59,526
Lance, Inc.	1,018	16,217
Peet's Coffee & Tea, Inc. (a)	587	14,217
Sanderson Farms, Inc.	668	29,973
SunOpta, Inc. (a)	1,281	8,173
		267,005
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	828	37,773
Ionatron, Inc. (a)	2,941	25,469
WD-40 Co.	667	21,851
		85,093
Personal Products - 0.1%
Chattem, Inc. (a)	571	20,899
Elizabeth Arden, Inc. (a)	1,005	25,778
Inter Parfums, Inc.	544	7,621
Mannatech, Inc.	876	21,637
Nature's Sunshine Products, Inc.	995	19,174
USANA Health Sciences, Inc. (a)	727	32,366
		127,475
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	22,401
TOTAL CONSUMER STAPLES		1,738,394
ENERGY - 0.9%
Energy Equipment & Services - 0.4%
Cal Dive International, Inc. (a)	1,236	62,764
Global Industries Ltd. (a)	5,322	52,262
Gulf Island Fabrication, Inc.	426	10,254
Gulfmark Offshore, Inc. (a)	656	17,850
Horizon Offshore, Inc. (a)	690	621
Hydril Co. (a)	678	40,727
Lufkin Industries, Inc.	263	11,364
Matrix Service Co. (a)	325	2,610
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	5,559	$ 138,975
Seabulk International, Inc. (a)	1,176	21,156
Tesco Corp. (a)	808	10,088
Torch Offshore, Inc. (a)	1,138	2,219
		370,890
Oil & Gas - 0.5%
APCO Argentina, Inc.	353	13,679
Atlas America, Inc.	428	17,604
ATP Oil & Gas Corp. (a)	1,346	32,479
Brigham Exploration Co. (a)	2,496	23,587
Clayton Williams Energy, Inc. (a)	543	17,159
Copano Energy LLC	796	22,224
Crosstex Energy LP	394	13,916
Crosstex Energy, Inc.	671	27,847
Delta Petroleum Corp. (a)	1,660	25,680
Dorchester Minerals LP	602	13,852
Enterra Energy Trust	669	13,066
FX Energy, Inc. (a)	1,820	23,260
Golar LNG Ltd. (Nasdaq) (a)	2,090	29,615
Ivanhoe Energy, Inc. (a)	5,764	15,094
Knightsbridge Tankers Ltd.	576	23,380
Marine Petroleum Trust	541	15,007
Mission Resources Corp. (a)	1,676	11,430
Petrohawk Energy Corp. (a)	1,300	13,208
Petroleum Development Corp. (a)	469	20,561
Petroquest Energy, Inc. (a)	2,202	15,744
Resource America, Inc. Class A	950	37,525
Syntroleum Corp. (a)	2,008	22,961
TC Pipelines LP	384	15,164
The Exploration Co. of Delaware, Inc. (a)	2,649	15,020
Top Tankers, Inc.	1,615	34,997
		514,059
TOTAL ENERGY		884,949
FINANCIALS - 10.6%
Capital Markets - 1.2%
American Capital Strategies Ltd.	2,858	99,173
Ameritrade Holding Corp. (a)	13,852	147,247
Calamos Asset Management, Inc. Class A	1,135	32,189
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	141	$ 10,846
GFI Group, Inc.	900	22,977
Gladstone Capital Corp.	658	16,187
Harris & Harris Group, Inc. (a)	1,045	13,930
Investors Financial Services Corp.	2,224	111,467
Knight Trading Group, Inc. (a)	3,926	41,066
MarketAxess Holdings, Inc.	650	7,703
MFC Bancorp Ltd. (a)	487	9,940
Northern Trust Corp.	7,100	299,975
optionsXpress Holdings, Inc.	1,978	34,121
Sanders Morris Harris Group, Inc.	903	15,423
SEI Investments Co.	3,312	122,412
T. Rowe Price Group, Inc.	4,323	265,389
TradeStation Group, Inc. (a)	1,353	9,092
		1,259,137
Commercial Banks - 5.7%
1st Source Corp.	501	11,483
ABC Bancorp	818	17,587
Alabama National Bancorp, Delaware	384	23,942
Alliance Financial Corp.	376	11,645
Amcore Financial, Inc.	936	26,610
American National Bankshares, Inc.	549	13,313
American River Bankshares	564	12,515
AmericanWest Bancorp	569	11,238
Arrow Financial Corp.	757	20,984
Associated Banc-Corp.	4,342	139,205
Banc Corp. (a)	804	8,016
BancFirst Corp.	180	12,688
Bank of Granite Corp.	778	14,494
Bank of the Ozarks, Inc.	708	24,426
BNC Bancorp	346	6,591
BOK Financial Corp.	1,672	67,833
Boston Private Financial Holdings, Inc.	584	15,768
Capital Bank Corp.	729	13,304
Capital City Bank Group, Inc.	671	27,679
Capital Corp. of the West	434	19,730
Cardinal Financial Corp. (a)	1,972	20,193
Cascade Bancorp	616	11,451
Cascade Financial Corp.	809	15,994
Cathay General Bancorp	1,482	53,411
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cavalry Bancorp, Inc.	710	$ 15,130
Center Bancorp, Inc.	525	6,694
Center Financial Corp., California	1,142	25,467
Central Coast Bancorp	773	16,140
Century Bancorp, Inc. Class A (non-vtg.)	318	9,222
Chemical Financial Corp.	1,087	36,088
Chester Valley Bancorp, Inc.	736	19,084
Citizens Banking Corp.	1,197	36,904
City Holding Co.	916	28,515
CNB Financial Corp.	587	9,204
CoBiz, Inc.	1,170	23,400
Colony Bankcorp, Inc.	620	18,854
Columbia Bancorp	413	13,241
Columbia Bancorp, Oregon	1,041	18,884
Columbia Banking Systems, Inc.	724	17,231
Commerce Bancshares, Inc.	1,996	94,231
Commercial Bankshares, Inc.	505	20,251
Community Bank of Northern Virginia	492	9,835
Community Banks, Inc.	418	10,910
Community Trust Bancorp, Inc.	898	26,778
Compass Bancshares, Inc.	3,780	171,650
CVB Financial Corp.	2,045	38,242
East West Bancorp, Inc.	1,533	55,127
Eastern Virgina Bankshares, Inc.	469	10,341
Exchange National Bancshares, Inc.	288	8,274
Farmers Capital Bank Corp.	357	12,627
Fidelity Southern Corp.	1,009	17,758
Fifth Third Bancorp	18,559	830,886
Financial Institutions, Inc.	425	9,121
First Bancorp, North Carolina	705	17,576
First Charter Corp.	1,343	31,695
First Citizen Bancshares, Inc.	209	30,888
First Citizens Banc Corp.	384	9,020
First Community Bancorp, California	408	17,622
First Community Bancshares, Inc.	357	11,453
First Financial Bancorp, Ohio	1,319	23,913
First Financial Bankshares, Inc.	311	13,983
First Financial Corp., Indiana	404	12,924
First Indiana Corp.	758	19,102
First M&F Corp.	549	18,858
First Merchants Corp.	459	12,127
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Midwest Bancorp, Inc., Delaware	1,260	$ 43,004
First Oak Brook Bancshares, Inc.	529	15,849
First of Long Island Corp.	286	13,442
First South Bancorp, Inc., Virginia	528	13,802
First State Bancorp.	465	16,480
First United Corp.	493	9,954
Firstbank Corp., Michigan	444	12,374
FirstMerit Corp.	2,562	66,689
Flag Financial Corp.	932	14,399
FNB Corp., North Carolina	602	12,130
FNB Corp., Virginia	559	14,651
FNB Financial Services Corp.	597	13,379
Foothill Independent Bancorp	638	15,880
Frontier Financial Corp., Washington	962	37,624
Fulton Financial Corp.	3,642	78,084
GB&T Bancshares, Inc.	498	11,574
German American Bancorp	686	10,702
Glacier Bancorp, Inc.	847	26,816
Gold Banc Corp., Inc.	957	13,599
Great Southern Bancorp, Inc.	418	14,078
Greater Bay Bancorp	1,571	39,793
Greater Community Bancorp	773	12,445
Greene County Bancshares, Inc.	720	19,512
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	11,424
Hancock Holding Co.	882	27,042
Hanmi Financial Corp.	1,740	30,781
Harleysville National Corp., Pennsylvania	958	22,609
Heartland Financial USA, Inc.	717	14,655
Heritage Commerce Corp. (a)	1,051	19,086
Huntington Bancshares, Inc.	7,175	161,581
IBERIABANK Corp.	439	25,831
Independent Bank Corp., Massachusetts	515	15,198
Independent Bank Corp., Michigan	408	12,354
Integra Bank Corp.	485	10,738
Interchange Financial Services Corp.	693	12,100
International Bancshares Corp.	1,415	51,605
Lakeland Bancorp, Inc.	772	12,537
Lakeland Financial Corp.	382	14,864
LNB Bancorp, Inc.	836	15,951
LSB Bancshares, Inc.	666	11,508
Macatawa Bank Corp.	337	12,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Main Street Banks, Inc.	668	$ 21,376
MainSource Financial Group, Inc.	643	14,120
MB Financial, Inc.	851	34,559
MBT Financial Corp.	578	11,849
Mercantile Bank Corp.	413	18,023
Mercantile Bankshares Corp.	2,362	114,817
Merchants Bancshares, Inc.	610	16,189
Mid-State Bancshares	1,239	32,796
Midwest Banc Holdings, Inc.	779	16,336
Nara Bancorp, Inc.	877	17,119
National Bankshares, Inc.	381	19,027
National Penn Bancshares, Inc.	1,245	32,071
NBT Bancorp, Inc.	1,162	27,249
Northern States Financial Corp.	462	13,088
Oak Hill Financial, Inc.	544	19,198
Old Point Financial Corp.	537	15,901
Old Second Bancorp, Inc.	796	26,045
Omega Financial Corp.	625	19,775
Pacific Capital Bancorp	1,321	37,054
Pennrock Financial Services Corp.	449	16,231
Penns Woods Bancorp, Inc.	301	14,225
Peoples Bancorp, Inc.	541	14,093
Pinnacle Financial Partners, Inc. (a)	510	11,093
Popular, Inc.	8,335	220,794
Premierwest Bancorp	679	8,189
PrivateBancorp, Inc.	782	25,415
Prosperity Bancshares, Inc.	507	13,998
Provident Bankshares Corp.	1,078	36,016
Republic Bancorp, Inc.	2,742	39,896
Republic Bancorp, Inc., Kentucky Class A	592	15,469
Republic First Bancorp, Inc.	973	14,245
Riggs National Corp.	1,389	26,877
Royal Bancshares of Pennsylvania, Inc. Class A	471	11,643
Rurban Financial Corp.	723	10,129
S&T Bancorp, Inc.	901	33,472
Sandy Spring Bancorp, Inc.	279	9,154
SCBT Financial Corp.	453	13,540
Seacoast Banking Corp., Florida	720	14,256
Security Bank Corp., Georgia	370	14,985
Shore Bancshares, Inc.	507	17,111
Sierra Bancorp	727	17,288
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank, New York	906	$ 26,799
Silicon Valley Bancshares (a)	1,013	44,390
Simmons First National Corp. Class A	562	14,612
Sky Financial Group, Inc.	3,225	89,720
Slade's Ferry Bancorp	647	12,507
South Financial Group, Inc.	2,023	62,106
Southern Community Financial Corp.	910	9,009
Southwest Bancorp of Texas, Inc.	2,146	40,881
Southwest Bancorp, Inc., Oklahoma	811	15,774
State Financial Services Corp. Class A	495	15,137
Sterling Bancshares, Inc.	1,496	21,827
Sterling Financial Corp., Pennsylvania	893	23,513
Suffolk Bancorp	342	11,525
Summit Bancshares, Inc.	922	17,343
Sun Bancorp, Inc., New Jersey	519	12,716
Susquehanna Bancshares, Inc., Pennsylvania	1,486	36,615
Taylor Capital Group, Inc.	570	17,864
Texas Capital Bancshares, Inc. (a)	793	18,794
Texas Regional Bancshares, Inc. Class A	1,424	42,449
Trico Bancshares	1,018	20,482
Trustco Bank Corp., New York	2,134	25,629
Trustmark Corp.	1,762	48,490
UCBH Holdings, Inc.	1,263	52,276
UMB Financial Corp.	783	44,114
Umpqua Holdings Corp.	1,365	32,637
Union Bankshares Corp.	440	15,924
United Bankshares, Inc., West Virginia	1,231	41,952
United Community Banks, Inc., Georgia	1,186	29,531
United Financial Corp.	468	11,255
United Security Bancshares, Inc.	450	13,405
United Security Bancshares, California	454	11,091
Univest Corp. of Pennsylvania	375	15,139
Unizan Financial Corp.	626	14,805
Vail Banks, Inc.	945	12,521
Virginia Commerce Bancorp, Inc. (a)	737	19,383
Virginia Financial Group, Inc.	342	10,944
Washington Trust Bancorp, Inc.	617	17,393
WesBanco, Inc.	451	12,127
West Bancorp., Inc.	821	14,581
West Coast Bancorp, Oregon	748	18,401
Westamerica Bancorp.	801	41,724
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westbank Corp.	580	$ 10,615
Western Sierra Bancorp (a)	411	15,630
Whitney Holding Corp.	1,082	47,933
Wilshire Bancorp, Inc. (a)	946	12,959
Wintrust Financial Corp.	645	34,611
Yadkin Valley Bank & Trust Co.	667	9,431
Yardville National Bancorp	458	14,674
Zions Bancorp	2,763	182,634
		5,928,502
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	11,006
Advanta Corp.:
Class A	426	9,385
Class B	718	17,390
Asta Funding, Inc.	686	14,502
Collegiate Funding Services, Inc.	1,369	22,643
CompuCredit Corp. (a)	1,538	46,017
Credit Acceptance Corp. (a)	1,334	30,482
Dollar Financial Corp.	178	2,510
First Cash Financial Services, Inc. (a)	724	17,499
QC Holdings, Inc.	1,007	17,713
United Panam Financial Corp. (a)	805	15,657
WFS Financial, Inc. (a)	1,271	63,944
World Acceptance Corp. (a)	583	15,916
		284,664
Diversified Financial Services - 0.2%
California First National Bancorp	627	7,994
Encore Capital Group, Inc. (a)	911	18,685
eSpeed, Inc. Class A (a)	879	7,893
EuroBancshares, Inc.	1,284	24,512
First Albany Companies, Inc.	714	6,455
Instinet Group, Inc. (a)	11,680	70,606
Marlin Business Services Corp. (a)	759	14,042
Medallion Financial Corp.	1,687	15,352
Nasdaq Stock Market, Inc. (a)	2,600	27,404
Newtek Business Services, Inc. (a)	1,293	5,185
		198,128
Insurance - 1.4%
Affirmative Insurance Holdings, Inc.	1,385	22,894
Alfa Corp.	2,654	38,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American National Insurance Co.	763	$ 83,274
American Physicians Capital, Inc. (a)	423	15,435
Arch Capital Group Ltd. (a)	835	34,636
Argonaut Group, Inc. (a)	1,185	27,836
Baldwin & Lyons, Inc. Class B	518	13,173
Ceres Group, Inc. (a)	1,684	9,026
Cincinnati Financial Corp.	5,423	242,571
Direct General Corp.	647	13,089
Donegal Group, Inc. Class A	627	14,966
EMC Insurance Group	582	11,279
Enstar Group, Inc. (a)	235	15,075
Erie Indemnity Co. Class A	1,866	95,782
FPIC Insurance Group, Inc. (a)	638	22,062
Harleysville Group, Inc.	1,544	32,702
Infinity Property & Casualty Corp.	709	22,780
IPC Holdings Ltd.	1,298	54,386
Kansas City Life Insurance Co.	662	31,611
Max Re Capital Ltd.	1,323	30,442
Millea Holdings, Inc. ADR	596	43,729
National Western Life Insurance Co. Class A (a)	73	12,720
Navigators Group, Inc. (a)	419	12,570
Ohio Casualty Corp. (a)	1,983	47,850
Philadelphia Consolidated Holding Corp. (a)	627	47,639
PMA Capital Corp. Class A (a)	1,857	16,806
Presidential Life Corp.	1,433	22,226
Quanta Capital Holdings Ltd. (a)	2,049	18,953
SAFECO Corp.	3,931	187,469
Safety Insurance Group, Inc.	813	30,138
Selective Insurance Group, Inc.	823	37,866
State Auto Financial Corp.	1,314	36,700
The Midland Co.	738	22,797
Triad Guaranty, Inc. (a)	519	27,263
United America Indemnity Ltd. Class A (a)	701	12,793
United Fire & Casualty Co.	664	21,095
Universal American Financial Corp. (a)	2,125	33,426
USI Holdings Corp. (a)	1,690	19,351
		1,482,707
Real Estate - 0.2%
Capital Automotive (REIT) (SBI)	1,431	47,652
Elbit Medical Imaging Ltd.	1,441	20,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Falcon Financial Investment Trust	2,317	$ 17,378
Fieldstone Investment Corp.	1,600	24,000
Gladstone Commercial Corp.	979	16,242
Investors Real Estate Trust	1,872	18,495
Monmouth Real Estate Investment Corp. Class A	2,165	18,403
Saxon Capital, Inc.	1,844	33,118
Tarragon Realty Investors, Inc. (a)	882	19,289
ZipRealty, Inc.	624	9,653
		224,375
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)	644	25,773
Anchor BanCorp Wisconsin, Inc.	723	19,875
Bank Mutual Corp.	2,925	35,363
BankUnited Financial Corp. Class A (a)	773	21,876
Beverly Hills Bancorp, Inc.	1,968	18,991
Brookline Bancorp, Inc., Delaware	1,822	27,658
Camco Financial Corp.	727	10,905
Capital Crossing Bank (a)	282	8,629
Capitol Federal Financial	2,304	84,027
CFS Bancorp, Inc.	1,199	17,026
Charter Financial Corp., Georgia	864	31,268
Citizens First Bancorp, Inc.	720	17,496
Citizens South Banking Corp.	637	8,580
City Bank Lynnwood	482	15,554
Clifton Savings Bancorp, Inc.	1,352	15,737
Coastal Financial Corp.	1,177	17,867
Commercial Capital Bancorp, Inc.	1,875	40,500
Corus Bankshares, Inc.	695	34,368
Dime Community Bancorp, Inc.	1,218	19,013
E-Loan, Inc. (a)	2,671	8,520
ESB Financial Corp.	1,247	17,209
FFLC Bancorp, Inc.	504	20,770
Fidelity Bankshares, Inc.	627	16,139
First Busey Corp.	1,177	23,775
First Defiance Financial Corp.	519	14,537
First Federal Bancshares of Arkansas, Inc.	569	13,832
First Financial Holdings, Inc.	388	11,209
First Financial Service Corp.	606	15,950
First Niagara Financial Group, Inc.	2,806	38,414
First Pactrust Bancshares, Inc.	609	16,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Place Financial Corp.	477	$ 9,497
Flushing Financial Corp.	759	13,662
FMS Financial Corp.	631	12,778
Harbor Florida Bancshares, Inc.	943	32,005
Heritage Financial Corp., Washington	686	14,824
HMN Financial, Inc.	448	14,403
Horizon Financial Corp.	760	15,960
Hudson City Bancorp, Inc.	5,843	217,360
Independence Community Bank Corp.	2,478	98,649
ITLA Capital Corp. (a)	290	14,465
Kearny Financial Corp. (a)	2,400	27,096
KNBT Bancorp, Inc.	794	12,863
LSB Corp.	631	11,390
MAF Bancorp., Inc.	775	33,782
MASSBANK Corp.	367	13,631
MutualFirst Financial, Inc.	550	13,536
NASB Financial, Inc.	336	14,119
NetBank, Inc.	1,454	13,028
NewMil Bancorp, Inc.	413	12,105
Northeast Pennsylvania Financial Corp.	744	16,963
Northwest Bancorp, Inc.	1,622	34,792
OceanFirst Financial Corp.	531	12,346
Pamrapo Bancorp, Inc.	749	17,272
Partners Trust Financial Group, Inc.	1,816	20,230
Pennfed Financial Services, Inc.	894	13,508
People's Bank, Connecticut	2,847	108,755
Provident Bancorp, Inc., Delaware	1,578	20,293
Provident Financial Holdings, Inc.	315	8,858
PVF Capital Corp.	455	6,165
Riverview Bancorp, Inc.	510	10,883
Severn Bancorp, Inc.	862	17,162
Sound Federal Bancorp, Inc.	1,315	20,448
Sterling Financial Corp., Washington	581	22,148
TierOne Corp.	485	12,033
Timberland Bancorp, Inc.	556	12,955
United Community Financial Corp., Ohio	870	9,744
Washington Federal, Inc.	2,521	59,874
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Grove Bancorp, Inc.	741	$ 12,641
WSFS Financial Corp.	244	14,052
		1,713,488
TOTAL FINANCIALS		11,091,001
HEALTH CARE - 13.2%
Biotechnology - 7.2%
Abgenix, Inc. (a)	2,859	23,615
Acacia Research Corp. - CombiMatrix (a)	1,427	4,267
AEterna Zentaris Laboratories, Inc. (a)	1,592	9,086
Affymetrix, Inc. (a)	2,111	90,203
Albany Molecular Research, Inc. (a)	747	7,321
Alexion Pharmaceuticals, Inc. (a)	1,001	23,373
Alkermes, Inc. (a)	3,610	42,165
Amgen, Inc. (a)	42,347	2,608,999
Amylin Pharmaceuticals, Inc. (a)	3,168	67,859
Angiotech Pharmaceuticals, Inc. (a)	2,712	44,920
Aphton Corp. (a)	1,970	2,719
Arena Pharmaceuticals, Inc. (a)	802	4,291
ARIAD Pharmaceuticals, Inc. (a)	1,982	12,407
Array Biopharma, Inc. (a)	1,496	12,596
Avant Immunotherapeutics, Inc. (a)	3,213	5,398
Axonyx, Inc. (a)	2,219	3,661
Bioenvision, Inc. (a)	1,026	7,849
Biogen Idec, Inc. (a)	11,133	430,290
BioMarin Pharmaceutical, Inc. (a)	4,272	22,941
Biopure Corp. Class A (a)	497	189
Caliper Life Sciences, Inc. (a)	1,195	8,652
CancerVax Corp. (a)	1,246	9,495
Celgene Corp. (a)	5,718	156,530
Cell Genesys, Inc. (a)	1,539	9,265
Cell Therapeutics, Inc. (a)	2,256	22,289
Cephalon, Inc. (a)	2,159	105,942
Cepheid, Inc. (a)	1,455	15,830
Chiron Corp. (a)	6,382	227,072
Ciphergen Biosystems, Inc. (a)	1,078	3,342
Compugen Ltd. (a)	1,757	8,521
Corgentech, Inc.	1,296	7,309
Corixa Corp. (a)	1,583	6,142
Cubist Pharmaceuticals, Inc. (a)	2,701	27,820
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. (a)	1,634	$ 9,036
Curis, Inc. (a)	1,951	7,960
CV Therapeutics, Inc. (a)	1,590	34,869
Cytokinetics, Inc.	1,078	10,457
deCODE genetics, Inc. (a)	1,985	12,823
Dendreon Corp. (a)	1,793	11,780
Digene Corp. (a)	715	17,181
Diversa Corp. (a)	1,093	7,258
DOV Pharmaceutical, Inc. (a)	1,030	15,471
Dyax Corp. (a)	782	4,066
Dynavax Technologies Corp.	1,807	11,005
Encysive Pharmaceuticals, Inc. (a)	2,504	27,594
Enzon Pharmaceuticals, Inc. (a)	1,396	15,007
Exact Sciences Corp. (a)	1,230	5,720
Exelixis, Inc. (a)	2,435	17,313
Eyetech Pharmaceuticals, Inc.	1,283	42,519
Favrille, Inc.	178	1,237
Forbes Medi-Tech, Inc. (a)	1,040	2,234
Gen-Probe, Inc. (a)	1,632	83,085
Genaera Corp. (a)	2,470	7,657
Gene Logic, Inc. (a)	1,810	5,720
Genelabs Technologies, Inc. (a)	3,567	2,889
Genencor International, Inc. (a)	2,267	43,617
Genitope Corp. (a)	1,205	18,702
Genta, Inc. (a)	2,036	2,586
GenVec, Inc. (a)	3,656	7,020
Genzyme Corp. - General Division (a)	8,271	463,920
Geron Corp. (a)	1,706	11,925
Gilead Sciences, Inc. (a)	14,473	500,042
GTx, Inc.	830	8,707
Harvard Bioscience, Inc. (a)	973	3,970
Human Genome Sciences, Inc. (a)	5,374	59,974
Icagen, Inc.	222	1,645
ICOS Corp. (a)	2,182	48,266
ID Biomedical Corp. (a)	1,335	24,049
Idenix Pharmaceuticals, Inc.	1,720	32,921
ImClone Systems, Inc. (a)	2,849	126,097
ImmunoGen, Inc. (a)	2,035	11,966
Immunomedics, Inc. (a)	1,704	4,533
Incyte Corp. (a)	2,540	22,174
Indevus Pharmaceuticals, Inc. (a)	1,656	7,055
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	1,181	$ 13,038
Introgen Therapeutics, Inc. (a)	1,380	10,075
Invitrogen Corp. (a)	1,656	115,854
Isis Pharmaceuticals, Inc. (a)	1,608	6,528
Keryx Biopharmaceuticals, Inc. (a)	1,032	13,416
Kosan Biosciences, Inc. (a)	755	4,039
La Jolla Pharmaceutical Co. (a)	1,785	2,481
Lexicon Genetics, Inc. (a)	2,296	13,087
Ligand Pharmaceuticals, Inc. Class B (a)	2,518	24,676
Luminex Corp. (a)	900	6,930
MannKind Corp.	1,236	16,698
Marshall Edwards, Inc. (a)	1,945	15,404
Martek Biosciences (a)	979	65,593
Maxim Pharmaceuticals, Inc. (a)	725	1,276
Maxygen, Inc. (a)	2,330	22,415
Medarex, Inc. (a)	2,676	22,639
MedImmune, Inc. (a)	8,580	206,606
Millennium Pharmaceuticals, Inc. (a)	9,972	85,759
Myogen, Inc. (a)	1,135	9,489
Myriad Genetics, Inc. (a)	1,095	23,729
Nabi Biopharmaceuticals (a)	2,976	37,795
Nanogen, Inc. (a)	940	3,732
Neogen Corp. (a)	709	12,400
Neopharm, Inc. (a)	731	7,624
NeoRX Corp. (a)	507	816
Neose Technologies, Inc. (a)	1,126	4,864
Neurochem, Inc. (a)	1,043	15,644
Neurocrine Biosciences, Inc. (a)	1,170	46,835
Neurogen Corp. (a)	1,639	13,358
Northfield Laboratories, Inc. (a)	914	14,332
Novavax, Inc. (a)	2,057	4,587
NPS Pharmaceuticals, Inc. (a)	1,233	17,681
Nuvelo, Inc. (a)	1,327	10,311
ONYX Pharmaceuticals, Inc. (a)	1,093	31,631
OraSure Technologies, Inc. (a)	1,286	8,616
Orchid BioSciences, Inc. (a)	1,015	13,560
Oscient Pharmaceuticals Corp. (a)	6,157	20,749
OSI Pharmaceuticals, Inc. (a)	1,851	101,120
Peregrine Pharmaceuticals, Inc. (a)	4,452	5,298
Pharmacopeia Drug Discovery, Inc. (a)	368	1,796
Pharmacyclics, Inc. (a)	1,146	9,420
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmion Corp. (a)	1,001	$ 33,834
PRAECIS Pharmaceuticals, Inc. (a)	1,768	2,493
Progenics Pharmaceuticals, Inc. (a)	554	12,864
Protein Design Labs, Inc. (a)	3,025	45,315
QIAGEN NV (a)	4,566	56,847
QLT, Inc. (a)	2,958	41,248
Regeneron Pharmaceuticals, Inc. (a)	1,881	11,493
Renovis, Inc.	1,133	10,867
Rigel Pharmaceuticals, Inc. (a)	589	10,979
Savient Pharmaceuticals, Inc. (a)	2,981	8,555
SciClone Pharmaceuticals, Inc. (a)	1,927	5,974
Seattle Genetics, Inc. (a)	1,337	6,725
Senomyx, Inc.	987	10,946
Sequenom, Inc. (a)	1,742	2,106
Serologicals Corp. (a)	1,564	37,802
Sirna Therapeutics, Inc. (a)	2,265	6,569
Stratagene Corp. (a)	589	3,976
Tanox, Inc. (a)	1,465	16,305
Targeted Genetics Corp. (a)	5,047	6,561
Techne Corp. (a)	1,177	40,124
Telik, Inc. (a)	1,419	26,791
Third Wave Technologies, Inc. (a)	1,721	11,754
Transkaryotic Therapies, Inc. (a)	1,322	30,459
Trimeris, Inc. (a)	537	6,863
United Therapeutics Corp. (a)	769	34,936
Vasogen, Inc. (a)	1,722	7,609
Vertex Pharmaceuticals, Inc. (a)	2,749	31,723
ViaCell, Inc.	311	2,849
Vicuron Pharmaceuticals, Inc. (a)	2,865	49,708
Vion Pharmaceuticals, Inc. (a)	2,003	6,910
XOMA Ltd. (a)	1,917	2,760
Zymogenetics, Inc. (a)	1,890	37,290
		7,467,544
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	680	7,507
Abiomed, Inc. (a)	907	9,705
Advanced Neuromodulation Systems, Inc. (a)	762	22,479
Aksys Ltd. (a)	1,303	6,098
Align Technology, Inc. (a)	2,037	15,420
American Medical Systems Holdings, Inc. (a)	1,417	56,113
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Analogic Corp.	755	$ 32,420
Animas Corp.	862	19,089
Arrow International, Inc.	1,591	53,680
Arthrocare Corp. (a)	596	17,177
Aspect Medical Systems, Inc. (a)	1,014	21,882
BioLase Technology, Inc.	592	5,956
Biomet, Inc.	8,290	350,004
Biosite, Inc. (a)	581	33,663
BioVeris Corp. (a)	1,519	9,767
Bruker BioSciences Corp. (a)	6,094	22,731
Candela Corp. (a)	1,339	12,921
Cardiac Science, Inc. (a)	2,400	4,392
Cardiodynamics International Corp. (a)	1,574	6,910
Closure Medical Corp. (a)	589	13,335
CNS., Inc.	1,331	22,600
Conceptus, Inc. (a)	789	6,202
CONMED Corp. (a)	1,180	34,940
Conor Medsystems, Inc.	1,000	16,870
CTI Molecular Imaging, Inc. (a)	2,425	39,794
Cyberonics, Inc. (a)	756	28,342
Cytyc Corp. (a)	3,882	88,510
Dade Behring Holdings, Inc. (a)	1,328	83,279
Datascope Corp.	390	13,720
DENTSPLY International, Inc.	2,606	143,252
Encore Medical Corp. (a)	1,355	7,087
Endologix, Inc. (a)	1,944	12,092
Epix Pharmaceuticals, Inc. (a)	576	4,821
Exactech, Inc. (a)	534	9,511
Foxhollow Technologies, Inc.	653	17,990
Given Imaging Ltd. (a)	952	29,969
Hologic, Inc. (a)	735	27,158
I-Flow Corp. (a)	657	11,215
ICU Medical, Inc. (a)	375	11,483
IDEXX Laboratories, Inc. (a)	1,109	61,494
Illumina, Inc. (a)	1,642	13,596
Immucor, Inc. (a)	1,832	54,420
INAMED Corp. (a)	1,167	79,566
Integra LifeSciences Holdings Corp. (a)	979	36,311
Intermagnetics General Corp. (a)	1,300	34,281
IntraLase Corp.	1,053	19,491
Intuitive Surgical, Inc. (a)	1,183	55,778
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kensey Nash Corp. (a)	550	$ 17,815
Kyphon, Inc. (a)	1,600	39,328
Laserscope, Inc. (a)	710	23,806
LifeCell Corp. (a)	1,282	11,089
Matrixx Initiatives, Inc. (a)	372	4,371
Matthews International Corp. Class A	1,245	43,301
Medical Action Industries, Inc. (a)	947	18,372
Meridian Bioscience, Inc.	964	15,781
Merit Medical Systems, Inc. (a)	1,302	17,147
Micro Therapeutics, Inc. (a)	2,479	9,742
Microtek Medical Holdings, Inc. (a)	1,585	6,007
Molecular Devices Corp. (a)	603	12,524
Nutraceutical International Corp. (a)	719	11,590
NuVasive, Inc.	1,290	16,564
Orthofix International NV (a)	477	19,252
Orthologic Corp. (a)	1,251	7,143
Orthovita, Inc. (a)	3,496	12,586
Palomar Medical Technologies, Inc. (a)	808	23,319
PolyMedica Corp.	1,048	36,083
Possis Medical, Inc. (a)	574	5,407
Quidel Corp. (a)	1,189	5,243
Regeneration Technologies, Inc. (a)	856	9,193
Respironics, Inc. (a)	1,189	68,665
Sonic Innovations, Inc. (a)	1,373	6,577
SonoSight, Inc. (a)	529	14,431
Staar Surgical Co. (a)	832	5,341
Stereotaxis, Inc.	1,010	9,433
SurModics, Inc. (a)	704	22,634
Syneron Medical Ltd.	692	20,199
Synovis Life Technologies, Inc. (a)	230	2,477
Thoratec Corp. (a)	1,495	17,566
Trinity Biotech PLC sponsored ADR (a)	605	1,549
TriPath Imaging, Inc. (a)	1,154	8,678
Utah Medical Products, Inc.	500	11,110
Varian, Inc. (a)	1,095	46,702
Ventana Medical Systems, Inc. (a)	671	45,111
Vital Signs, Inc.	457	18,774
Vnus Medical Technologies, Inc.	439	5,268
Wright Medical Group, Inc. (a)	1,176	29,976
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	390	$ 13,880
Zoll Medical Corp. (a)	338	10,228
		2,409,283
Health Care Providers & Services - 2.0%
Accredo Health, Inc. (a)	1,688	71,943
Advisory Board Co. (a)	571	22,857
Alderwoods Group, Inc. (a)	1,369	16,770
Allied Healthcare International, Inc. (a)	3,310	21,647
Allscripts Healthcare Solutions, Inc. (a)	1,788	23,959
Amedisys, Inc. (a)	479	15,299
America Service Group, Inc. (a)	530	13,271
American Healthways, Inc. (a)	1,164	39,553
AMICAS, Inc. (a)	2,483	9,833
AmSurg Corp. (a)	897	21,672
Andrx Corp. (a)	2,280	51,186
Bio-Reference Laboratories, Inc. (a)	768	11,213
Cedara Software Corp. (a)	1,016	10,782
Cerner Corp. (a)	1,106	57,623
Computer Programs & Systems, Inc.	414	10,694
Corvel Corp. (a)	349	7,783
Cross Country Healthcare, Inc. (a)	928	14,189
Curative Health Services, Inc. (a)	666	2,904
D & K Healthcare Resources, Inc.	698	5,375
Dendrite International, Inc. (a)	1,280	19,661
Eclipsys Corp. (a)	1,688	25,995
Emageon, Inc.	600	8,940
eResearchTechnology, Inc. (a)	1,605	24,990
Express Scripts, Inc. (a)	2,362	177,835
Genesis HealthCare Corp. (a)	620	25,532
Gentiva Health Services, Inc. (a)	964	16,234
HealthExtras, Inc. (a)	1,092	17,723
Henry Schein, Inc. (a)	1,307	94,548
ICON PLC sponsored ADR (a)	371	13,267
IDX Systems Corp. (a)	986	33,830
IMPAC Medical Systems, Inc. (a)	327	7,756
LabOne, Inc. (a)	447	16,092
LCA-Vision, Inc.	840	24,293
Lifeline Systems, Inc. (a)	712	19,573
LifePoint Hospitals, Inc. (a)	1,215	48,661
Lincare Holdings, Inc. (a)	3,302	133,995
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	864	$ 29,532
Matria Healthcare, Inc. (a)	570	16,416
Medcath Corp. (a)	731	20,753
Merge Technologies, Inc. (a)	516	9,391
MIM Corp. (a)	895	6,167
National Medical Health Card Systems, Inc. (a)	330	7,590
Odyssey Healthcare, Inc. (a)	928	10,440
Omnicell, Inc. (a)	664	4,316
Option Care, Inc.	797	15,406
PAREXEL International Corp. (a)	1,314	29,460
Patterson Companies, Inc. (a)	4,542	225,374
PDI, Inc. (a)	594	11,886
Per-Se Technologies, Inc. (a)	866	13,094
Pharmaceutical Product Development, Inc. (a)	1,931	82,357
PRA International	691	16,950
Priority Healthcare Corp. Class B (a)	1,190	27,227
PSS World Medical, Inc. (a)	2,922	35,532
Psychiatric Solutions, Inc. (a)	882	35,121
QMed, Inc. (a)	603	6,494
Radiation Therapy Services, Inc.	602	9,343
ResCare, Inc. (a)	930	12,732
SFBC International, Inc. (a)	543	23,593
Stewart Enterprises, Inc. Class A (a)	3,145	19,939
Sun Healthcare Group, Inc. (a)	1,059	7,222
Symbion, Inc.	887	19,017
TLC Vision Corp. (a)	2,012	18,563
TriZetto Group, Inc. (a)	1,531	13,611
U.S. Physical Therapy, Inc. (a)	574	7,847
United Surgical Partners International, Inc. (a)	897	36,831
VCA Antech, Inc. (a)	2,704	54,296
Ventiv Health, Inc. (a)	884	21,083
VistaCare, Inc. Class A (a)	323	5,659
Vital Images, Inc. (a)	671	9,884
WebMD Corp. (a)	12,013	90,578
		2,091,182
Pharmaceuticals - 1.7%
aaiPharma, Inc. (a)	572	1,316
Able Laboratories, Inc. (a)	666	14,472
Acusphere, Inc. (a)	1,243	6,936
Adolor Corp. (a)	1,332	11,722
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Advancis Pharmaceutical Corp. (a)	1,591	$ 6,953
American Pharmaceutical Partners, Inc. (a)	2,563	133,942
Antigenics, Inc. (a)	2,149	14,828
Atherogenics, Inc. (a)	1,239	20,456
Axcan Pharma, Inc. (a)	1,329	23,101
Barrier Therapeutics, Inc.	1,043	17,971
Bone Care International, Inc. (a)	670	18,130
Cardiome Pharma Corp. (a)	1,301	11,149
Columbia Laboratories, Inc. (a)	1,899	3,760
Connetics Corp. (a)	1,261	31,210
Cypress Bioscience, Inc. (a)	1,387	16,561
DepoMed, Inc. (a)	1,263	5,153
Discovery Laboratories, Inc. (a)	1,297	7,613
Discovery Partners International, Inc. (a)	3,051	13,730
Draxis Health, Inc. (a)	1,236	5,912
Durect Corp. (a)	2,421	7,529
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	98,749
Eon Labs, Inc. (a)	2,822	85,676
First Horizon Pharmaceutical Corp. (a)	1,418	23,312
Flamel Technologies SA sponsored ADR (a)	803	12,832
Guilford Pharmaceuticals, Inc. (a)	1,089	4,933
Hi-Tech Pharmacal Co., Inc. (a)	308	4,894
Hollis-Eden Pharmaceuticals, Inc. (a)	580	4,385
Impax Laboratories, Inc. (a)	1,941	33,113
InKine Pharmaceutical, Inc. (a)	1,715	6,328
Inspire Pharmaceuticals, Inc. (a)	1,281	10,197
Ista Pharmaceuticals, Inc. (a)	753	7,967
Kos Pharmaceuticals, Inc. (a)	1,217	40,453
Medicines Co. (a)	1,592	37,094
MGI Pharma, Inc. (a)	2,365	54,159
Nektar Therapeutics (a)	2,819	48,881
New River Pharmaceuticals, Inc.	664	17,264
Nexmed, Inc. (a)	672	900
NitroMed, Inc. (a)	982	21,309
Noven Pharmaceuticals, Inc. (a)	899	14,851
Novogen Ltd. sponsored ADR (a)	97	1,911
Pain Therapeutics, Inc. (a)	1,553	9,924
Penwest Pharmaceuticals Co. (a)	793	8,723
Perrigo Co.	2,412	42,379
Pharmos Corp. (a)	2,311	1,641
Pozen, Inc. (a)	826	5,245
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	1,011	$ 16,409
Santarus, Inc.	1,330	9,297
Sepracor, Inc. (a)	3,664	236,218
Shire Pharmaceuticals Group PLC sponsored ADR	1,449	48,759
SuperGen, Inc. (a)	1,151	5,778
Taro Pharmaceutical Industries Ltd. (a)	783	22,104
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,979	451,018
Theravance, Inc.	2,231	40,180
Vivus, Inc. (a)	2,040	8,119
Zila, Inc. (a)	3,259	13,492
		1,820,938
TOTAL HEALTH CARE		13,788,947
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	13,088
Argon ST, Inc. (a)	860	28,019
BE Aerospace, Inc. (a)	1,865	22,436
Ceradyne, Inc. (a)	865	26,037
Elbit Systems Ltd.	1,390	34,625
Engineered Support Systems, Inc.	982	54,285
Essex Corp. (a)	486	9,317
Herley Industries, Inc. (a)	746	13,495
Innovative Solutions & Support, Inc. (a)	378	11,295
Kaman Corp. Class A	987	11,775
KVH Industries, Inc. (a)	419	4,253
Mercury Computer Systems, Inc. (a)	1,018	29,960
MTC Technologies, Inc. (a)	622	19,898
SI International, Inc. (a)	431	10,960
Sypris Solutions, Inc.	676	7,510
		296,953
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,899	158,865
EGL, Inc. (a)	1,477	46,895
Expeditors International of Washington, Inc.	3,615	200,669
Forward Air Corp.	701	31,040
Hub Group, Inc. Class A (a)	426	24,772
Pacer International, Inc. (a)	1,088	27,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	854	$ 22,913
UTI Worldwide, Inc.	1,035	76,756
		589,600
Airlines - 0.2%
FLYi, Inc. (a)	1,309	1,911
Frontier Airlines, Inc. (a)	1,453	12,278
JetBlue Airways Corp. (a)	3,139	56,565
MAIR Holdings, Inc. (a)	1,544	13,896
Mesa Air Group, Inc. (a)	1,187	8,855
Northwest Airlines Corp. (a)	3,011	21,167
Pinnacle Airlines Corp. (a)	841	8,822
Republic Airways Holdings, Inc.	683	8,497
Ryanair Holdings PLC sponsored ADR (a)	2,033	88,862
SkyWest, Inc.	1,780	30,385
		251,238
Building Products - 0.1%
Aaon, Inc. (a)	568	8,747
American Woodmark Corp.	498	18,331
Apogee Enterprises, Inc.	1,220	17,068
Quixote Corp.	489	8,719
Universal Forest Products, Inc.	656	25,682
		78,547
Commercial Services & Supplies - 2.4%
51job, Inc. ADR	198	4,015
Apollo Group, Inc. Class A (a)	6,161	453,696
Asset Acceptance Capital Corp.	1,529	31,054
Bright Horizons Family Solutions, Inc. (a)	428	29,481
Career Education Corp. (a)	3,540	120,891
Carlisle Holdings Ltd. (non-vtg.)	1,707	11,710
Casella Waste Systems, Inc. Class A (a)	817	12,214
Century Business Services, Inc. (a)	2,443	10,236
Charles River Associates, Inc. (a)	352	14,946
Cintas Corp.	5,804	254,099
Coinstar, Inc. (a)	747	17,487
Copart, Inc. (a)	3,367	78,451
Corinthian Colleges, Inc. (a)	2,942	50,867
Corporate Executive Board Co.	1,232	77,062
CoStar Group, Inc. (a)	745	27,438
Danka Business Systems PLC sponsored ADR (a)	836	1,563
DiamondCluster International, Inc. (a)	1,123	19,237
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Duratek, Inc. (a)	611	$ 14,004
Educate, Inc.	1,285	16,564
Education Management Corp. (a)	2,387	69,987
Electro Rent Corp. (a)	1,299	18,069
Exponent, Inc. (a)	442	10,688
First Consulting Group, Inc. (a)	1,495	9,045
FirstService Corp. (a)	1,234	23,320
G&K Services, Inc. Class A	624	26,776
General Binding Corp. (a)	726	9,743
Gevity HR, Inc.	796	14,455
Greg Manning Auctions, Inc. (a)	1,136	12,280
Healthcare Services Group, Inc.	921	21,174
Heidrick & Struggles International, Inc. (a)	758	25,878
Herman Miller, Inc.	2,268	65,727
Hudson Highland Group, Inc. (a)	700	11,676
Huron Consulting Group, Inc.	752	16,935
ICT Group, Inc. (a)	571	4,796
Insurance Auto Auctions, Inc. (a)	803	22,331
Integrated Alarm Services Group, Inc. (a)	634	3,924
Intersections, Inc.	441	5,839
Kelly Services, Inc. Class A (non-vtg.)	1,175	34,721
Kforce, Inc. (a)	1,302	14,843
Laureate Education, Inc. (a)	1,909	82,832
Layne Christensen Co. (a)	643	11,400
Learning Tree International, Inc. (a)	1,097	16,455
LECG Corp. (a)	910	16,426
McGrath RentCorp.	566	24,400
Mobile Mini, Inc. (a)	762	28,377
Monster Worldwide, Inc. (a)	4,168	120,247
NCO Group, Inc. (a)	998	20,070
On Assignment, Inc. (a)	1,390	8,257
PICO Holdings, Inc. (a)	771	16,993
Portfolio Recovery Associates, Inc. (a)	503	18,983
PRG-Schultz International, Inc. (a)	2,172	10,056
Princeton Review, Inc. (a)	1,476	7,970
Resources Connection, Inc. (a)	840	41,798
School Specialty, Inc. (a)	772	29,104
SOURCECORP, Inc. (a)	474	9,897
Stericycle, Inc. (a)	1,414	65,016
Strayer Education, Inc.	581	61,452
Teletech Holdings, Inc. (a)	2,696	30,869
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	1,932	$ 32,033
United Stationers, Inc. (a)	1,153	50,709
Vertrue, Inc. (a)	352	13,689
Waste Industries USA, Inc.	1,018	14,507
Waste Services, Inc. (a)	4,374	15,440
West Corp. (a)	2,311	77,904
		2,492,106
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,365	21,649
Washington Group International, Inc. (a)	855	37,406
		59,055
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	9,723
American Power Conversion Corp.	6,273	138,131
American Superconductor Corp. (a)	795	8,491
Artesyn Technologies, Inc. (a)	1,201	12,442
Capstone Turbine Corp. (a)	3,505	5,923
Color Kinetics, Inc.	533	6,177
Deswell Industries, Inc.	406	10,450
Distributed Energy Systems Corp. (a)	3,313	13,153
Encore Wire Corp. (a)	772	9,256
Energy Conversion Devices, Inc. (a)	956	19,474
Franklin Electric Co., Inc.	734	28,787
FuelCell Energy, Inc. (a)	1,447	15,628
Genlyte Group, Inc. (a)	447	40,150
Hydrogenics Corp. (a)	1,530	6,698
II-VI, Inc. (a)	511	19,934
LSI Industries, Inc.	1,131	12,645
Medis Technologies Ltd. (a)	1,663	31,397
Microvision, Inc. (a)	1,063	6,070
Plug Power, Inc. (a)	2,703	19,326
Powell Industries, Inc. (a)	482	8,681
Power-One, Inc. (a)	2,581	15,021
Preformed Line Products Co.	259	8,778
Ultralife Batteries, Inc. (a)	686	11,580
Valence Technology, Inc. (a)	2,374	6,885
Vicor Corp.	797	9,046
Woodward Governor Co.	364	26,641
		500,487
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	$ 17,489
Westaim Corp. (a)	1,454	4,220
		21,709
Machinery - 0.8%
3D Systems Corp. (a)	683	13,858
A.S.V., Inc. (a)	442	19,757
American Science & Engineering, Inc. (a)	501	22,365
Astec Industries, Inc. (a)	782	14,506
Bucyrus International, Inc. Class A	620	26,927
Commercial Vehicle Group, Inc.	625	13,713
CUNO, Inc. (a)	568	31,922
Flanders Corp. (a)	1,144	11,966
Hardinge, Inc.	423	6,210
Joy Global, Inc.	2,761	101,467
Lincoln Electric Holdings, Inc.	1,356	42,850
Middleby Corp.	428	23,069
Nordson Corp.	1,291	51,627
PACCAR, Inc.	5,703	429,208
Tecumseh Products Co.	262	10,022
Tecumseh Products Co. Class A (non-vtg.)	517	21,223
Volvo AB ADR	588	26,977
		867,667
Marine - 0.1%
Alexander & Baldwin, Inc.	1,401	63,605
DryShips, Inc.	900	20,115
Stolt-Nielsen SA Class B sponsored ADR (a)	898	34,654
		118,374
Road & Rail - 0.7%
AMERCO (a)	850	37,919
Arkansas Best Corp.	807	34,879
Central Freight Lines, Inc. (a)	726	4,545
Covenant Transport, Inc. Class A (a)	611	12,605
Heartland Express, Inc.	2,477	51,051
J.B. Hunt Transport Services, Inc.	2,741	129,348
Landstar System, Inc. (a)	2,130	74,720
Marten Transport Ltd. (a)	686	15,812
Old Dominion Freight Lines, Inc. (a)	991	34,824
Overnite Corp.	959	32,577
P.A.M. Transportation Services, Inc. (a)	668	12,051
Quality Distribution, Inc. (a)	449	4,670
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
SCS Transportation, Inc. (a)	206	$ 4,563
Swift Transportation Co., Inc. (a)	2,547	60,415
U.S. Xpress Enterprises, Inc. Class A (a)	842	22,389
Universal Truckload Services, Inc.	500	11,285
USA Truck, Inc. (a)	550	11,006
USF Corp.	921	44,024
Werner Enterprises, Inc.	2,833	60,626
Yellow Roadway Corp. (a)	1,596	92,169
		751,478
Trading Companies & Distributors - 0.2%
Aceto Corp.	828	7,411
Beacon Roofing Supply, Inc.	794	16,841
Fastenal Co.	2,526	147,670
Lawson Products, Inc.	395	18,383
NuCo2, Inc. (a)	701	16,922
UAP Holding Corp.	1,607	25,037
		232,264
TOTAL INDUSTRIALS		6,259,478
INFORMATION TECHNOLOGY - 48.9%
Communications Equipment - 8.3%
3Com Corp. (a)	13,296	47,600
ADC Telecommunications, Inc. (a)	26,609	61,201
Adtran, Inc.	2,353	44,025
Airspan Networks, Inc. (a)	2,489	10,927
Alvarion Ltd. (a)	2,562	25,876
Anaren, Inc. (a)	662	8,454
Andrew Corp. (a)	5,155	62,376
Arris Group, Inc. (a)	2,872	18,237
Aspect Communications Corp. (a)	2,029	22,116
AudioCodes Ltd. (a)	1,741	22,128
Audiovox Corp. Class A (a)	723	10,780
Avanex Corp. (a)	6,051	10,529
Avici Systems, Inc. (a)	537	2,900
Avocent Corp. (a)	1,639	56,152
Bel Fuse, Inc.:
Class A	177	4,478
Class B	300	9,294
Black Box Corp.	852	33,185
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bookham, Inc. (a)	1,243	$ 2,660
Brooktrout, Inc. (a)	479	6,184
C-COR.net Corp. (a)	3,336	25,287
Carrier Access Corp. (a)	1,526	10,621
Centillium Communications, Inc. (a)	1,559	3,196
Ceragon Networks Ltd. (a)	865	4,325
CIENA Corp. (a)	23,476	46,482
Cisco Systems, Inc. (a)	221,008	3,849,959
Computer Network Technology Corp. (a)	996	4,880
Comtech Telecommunications Corp. (a)	521	18,735
Comverse Technology, Inc. (a)	7,082	164,373
CyberGuard Corp. (a)	912	6,457
Digi International, Inc. (a)	1,004	15,160
Ditech Communications Corp. (a)	1,208	15,172
Echelon Corp. (a)	1,061	7,395
ECI Telecom Ltd. (a)	3,668	27,657
ECtel Ltd. (a)	171	648
Extreme Networks, Inc. (a)	3,999	23,274
F5 Networks, Inc. (a)	1,331	73,325
FalconStor Software, Inc. (a)	1,358	9,859
Finisar Corp. (a)	5,906	8,800
Foundry Networks, Inc. (a)	4,534	47,018
Glenayre Technologies, Inc. (a)	1,379	3,296
Harmonic, Inc. (a)	2,575	28,196
Inter-Tel, Inc.	969	26,638
InterDigital Communication Corp. (a)	2,421	41,956
Ixia (a)	2,329	41,945
JDS Uniphase Corp. (a)	45,040	85,576
Juniper Networks, Inc. (a)	18,172	391,425
MRV Communications, Inc. (a)	4,346	16,080
NETGEAR, Inc. (a)	1,147	15,714
Network Engines, Inc. (a)	1,511	2,826
NMS Communications Corp. (a)	1,666	8,330
Oplink Communications, Inc. (a)	4,853	7,765
Optical Communication Products, Inc. (a)	1,330	2,421
Packeteer, Inc. (a)	1,039	16,437
Paradyne Networks, Inc. (a)	2,415	4,878
PC-Tel, Inc. (a)	1,155	8,720
Performance Technologies, Inc. (a)	470	4,376
Polycom, Inc. (a)	3,211	51,986
Powerwave Technologies, Inc. (a)	3,218	22,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Proxim Corp. Class A (a)	475	$ 670
Qiao Xing Universal Telephone, Inc. (a)	504	3,357
QUALCOMM, Inc.	55,071	1,988,614
Radyne Comstream Corp. (a)	1,102	10,050
Redback Networks, Inc. (a)	1,785	11,870
REMEC, Inc. (a)	2,398	15,035
Research In Motion Ltd. (a)	6,295	413,695
SafeNet, Inc. (a)	810	24,300
SCM Microsystems, Inc. (a)	1,068	4,112
SeaChange International, Inc. (a)	1,245	17,243
Sierra Wireless, Inc. (a)	732	6,320
SiRF Technology Holdings, Inc.	2,575	28,943
Sonus Networks, Inc. (a)	8,174	43,077
SpectraLink Corp.	479	7,286
Stratex Networks, Inc. (a)	2,958	6,241
Sunrise Telecom, Inc.	1,483	4,123
Superior Essex, Inc. (a)	525	9,188
Sycamore Networks, Inc. (a)	8,426	30,249
Symmetricom, Inc. (a)	1,374	14,564
Tekelec (a)	2,363	40,124
Telefonaktiebolaget LM Ericsson ADR (a)	5,659	165,865
Tellabs, Inc. (a)	15,522	110,051
Telular Corp. (a)	871	4,773
Terayon Communication Systems, Inc. (a)	1,730	5,917
Tollgrade Communications, Inc. (a)	443	3,969
UTStarcom, Inc. (a)	3,667	47,121
Verso Technologies, Inc. (a)	3,053	1,191
ViaSat, Inc. (a)	976	19,403
Westell Technologies, Inc. Class A (a)	3,694	23,198
WJ Communications, Inc. (a)	2,092	5,920
Zhone Technologies, Inc. (a)	3,655	9,832
		8,678,634
Computers & Peripherals - 6.0%
ActivCard Corp. (a)	1,423	9,164
Adaptec, Inc. (a)	4,706	25,601
Advanced Digital Information Corp. (a)	2,971	24,689
Apple Computer, Inc. (a)	27,086	1,215,078
Applied Films Corp. (a)	436	9,788
Avid Technology, Inc. (a)	1,271	85,030
Brocade Communications Systems, Inc. (a)	9,900	61,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Concurrent Computer Corp. (a)	2,256	$ 4,692
Cray, Inc. (a)	2,041	7,674
Creative Technology Ltd. (Nasdaq)	2,846	32,245
Dell, Inc. (a)	83,091	3,331,118
Dot Hill Systems Corp. (a)	1,177	7,427
Electronics for Imaging, Inc. (a)	1,863	30,870
Hutchinson Technology, Inc. (a)	937	30,602
Immersion Corp. (a)	860	5,839
InFocus Corp. (a)	1,431	9,158
Innovex, Inc. (a)	857	3,677
Intergraph Corp. (a)	1,107	32,955
Komag, Inc. (a)	960	19,344
LaserCard Corp. (a)	492	3,813
Logitech International SA sponsored ADR (a)	171	11,269
M-Systems Flash Disk Pioneers Ltd. (a)	1,383	32,666
McDATA Corp.:
Class A (a)	3,301	12,973
Class B (a)	1,013	3,637
Mobility Electronics, Inc. (a)	1,162	8,483
Neoware Systems, Inc. (a)	1,146	13,626
Network Appliance, Inc. (a)	12,196	366,002
Novatel Wireless, Inc.	861	9,264
Overland Storage, Inc. (a)	914	13,527
palmOne, Inc. (a)	1,541	36,707
Pinnacle Systems, Inc. (a)	2,409	10,311
Presstek, Inc. (a)	1,343	11,912
QLogic Corp. (a)	3,356	135,213
Rimage Corp. (a)	799	14,022
SanDisk Corp. (a)	5,783	155,447
SBS Technologies, Inc. (a)	435	5,272
Scitex Corp. Ltd.	1,465	10,548
SimpleTech, Inc. (a)	1,620	6,367
Stratasys, Inc. (a)	390	11,294
Sun Microsystems, Inc. (a)	113,742	479,991
Synaptics, Inc. (a)	866	20,689
Xybernaut Corp. (a)	5,985	4,908
		6,324,272
Electronic Equipment & Instruments - 1.9%
Aeroflex, Inc. (a)	2,655	26,975
Agilysys, Inc.	1,074	20,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
BEI Technologies, Inc.	647	$ 17,747
Bell Microproducts, Inc. (a)	812	7,251
Brightpoint, Inc. (a)	478	8,614
CalAmp Corp. (a)	1,266	9,166
CDW Corp.	2,751	158,100
CellStar Corp. (a)	382	1,123
Cherokee International Corp.	469	3,518
Cogent, Inc.	2,700	65,772
Cognex Corp.	1,592	44,098
Coherent, Inc. (a)	1,061	32,201
Daktronics, Inc. (a)	949	20,736
DDi Corp. (a)	1,571	3,959
Digital Theater Systems, Inc. (a)	525	9,692
Dionex Corp. (a)	685	39,429
Electro Scientific Industries, Inc. (a)	948	21,425
Excel Technology, Inc. (a)	354	8,124
Fargo Electronics, Inc. (a)	609	8,410
FARO Technologies, Inc. (a)	894	23,646
Flextronics International Ltd. (a)	19,363	258,496
FLIR Systems, Inc. (a)	2,234	69,813
Global Imaging Systems, Inc. (a)	678	24,096
GSI Lumonics, Inc. (a)	996	8,527
Identix, Inc. (a)	3,287	19,656
INTAC International (a)	1,136	19,619
International DisplayWorks, Inc. (a)	1,000	9,870
Itron, Inc. (a)	1,152	30,701
LeCroy Corp. (a)	442	10,475
Lexar Media, Inc. (a)	2,584	10,491
Lipman Electronic Engineer Ltd. (Nasdaq)	766	22,428
Littelfuse, Inc. (a)	850	27,642
M-Flex Electronix, Inc.	868	19,530
Mechanical Technology, Inc. (a)	1,285	6,195
Merix Corp. (a)	475	4,821
Methode Electronics, Inc. Class A	1,293	14,469
Metrologic Instruments, Inc. (a)	824	19,413
Molex, Inc.	3,066	77,049
Molex, Inc. Class A (non-vtg.)	2,730	62,544
MTS Systems Corp.	722	21,804
National Instruments Corp.	2,514	71,800
Newport Corp. (a)	1,742	24,545
NU Horizons Electronics Corp. (a)	658	4,586
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Optimal Group, Inc. Class A (a)	1,305	$ 19,562
Orbotech Ltd. (a)	1,227	28,037
OSI Systems, Inc. (a)	490	8,320
PC Connection, Inc. (a)	1,121	8,598
Pemstar, Inc. (a)	1,399	1,959
Photon Dynamics, Inc. (a)	560	13,020
Planar Systems, Inc. (a)	480	3,869
Plexus Corp. (a)	1,195	12,667
RadiSys Corp. (a)	665	10,128
Richardson Electronics Ltd.	989	11,146
Rofin-Sinar Technologies, Inc. (a)	705	25,838
Sanmina-SCI Corp. (a)	16,945	94,045
ScanSource, Inc. (a)	521	32,693
Sirenza Microdevices, Inc. (a)	2,267	9,635
SpatiaLight, Inc. (a)	1,783	9,093
Staktek Holdings, Inc.	1,214	4,468
Suntron Corp. (a)	1,647	4,694
Superconductor Technologies, Inc. (a)	1,907	1,774
Taser International, Inc. (a)	1,904	24,771
Tech Data Corp. (a)	1,850	75,832
Thermogenesis Corp. (a)	1,689	9,222
Trimble Navigation Ltd. (a)	1,866	67,213
TTM Technologies, Inc. (a)	1,039	11,190
Universal Display Corp. (a)	1,471	11,121
Veeco Instruments, Inc. (a)	861	12,881
Viisage Technology, Inc. (a)	1,327	7,697
Woodhead Industries, Inc.	504	7,036
X-Rite, Inc.	1,218	19,695
Xyratex Ltd.	973	17,251
Zomax, Inc. (a)	2,600	11,050
Zygo Corp. (a)	622	8,105
		1,951,422
Internet Software & Services - 3.4%
24/7 Real Media, Inc. (a)	5,254	19,387
Akamai Technologies, Inc. (a)	4,139	45,570
Aladdin Knowledge Systems Ltd. (a)	753	15,798
America Online Latin America, Inc. Class A (a)	2,306	1,176
aQuantive, Inc. (a)	2,975	31,446
Ariba, Inc. (a)	2,305	20,999
Art Technology Group, Inc. (a)	2,639	3,061
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AsiaInfo Holdings, Inc. (a)	1,307	$ 5,751
Ask Jeeves, Inc. (a)	1,915	43,777
Autobytel, Inc. (a)	1,041	5,746
Bankrate, Inc. (a)	726	10,861
Blue Coat Systems, Inc. (a)	361	6,722
BroadVision, Inc. (a)	1,412	3,078
Chordiant Software, Inc. (a)	2,159	3,757
CMGI, Inc. (a)	22,307	43,053
CNET Networks, Inc. (a)	5,963	53,965
Corillian Corp. (a)	1,860	5,915
Cryptologic, Inc.	469	14,156
CyberSource Corp. (a)	1,115	5,999
Digital Insight Corp. (a)	951	15,264
Digital River, Inc. (a)	1,063	32,028
Digitas, Inc. (a)	3,998	39,580
DoubleClick, Inc. (a)	5,596	43,593
EarthLink, Inc. (a)	5,038	43,982
eCollege.com (a)	553	6,393
Entrust, Inc. (a)	2,378	9,607
Equinix, Inc. (a)	579	25,354
FindWhat.com (a)	1,339	14,729
Google, Inc. Class A (sub. vtg.)	1,922	361,317
GoRemote Internet Communications, Inc. (a)	614	1,044
Greenfield Online, Inc.	454	7,645
Homestore, Inc. (a)	4,453	10,598
Housevalues, Inc.	700	8,372
InfoSpace, Inc. (a)	1,141	47,306
Internet Capital Group, Inc. (a)	2,642	21,981
Interwoven, Inc. (a)	1,495	13,560
Iona Technologies PLC ADR (a)	533	2,532
iPass, Inc. (a)	1,581	9,628
iVillage, Inc. (a)	2,121	12,196
j2 Global Communications, Inc. (a)	1,052	40,302
Jupitermedia Corp. (a)	1,459	19,609
Keynote Systems, Inc. (a)	1,025	12,198
Kintera, Inc. (a)	800	5,584
LivePerson, Inc. (a)	2,751	6,795
LookSmart Ltd. (a)	4,167	4,542
Marchex, Inc. Class B	448	9,296
MatrixOne, Inc. (a)	1,819	9,623
NaviSite, Inc. (a)	523	1,172
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Neoforma, Inc. (a)	772	$ 6,570
Net2Phone, Inc. (a)	1,222	2,847
Netease.com, Inc. sponsored ADR (a)	507	21,441
NetRatings, Inc. (a)	1,039	19,668
NIC, Inc. (a)	1,749	8,885
Niku Corp. (a)	445	9,394
Open Text Corp. (a)	1,697	32,813
Openwave Systems, Inc. (a)	2,221	28,340
PEC Solutions, Inc. (a)	1,149	13,236
PlanetOut, Inc.	573	5,644
Plumtree Software, Inc. (a)	1,345	7,169
Quovadx, Inc. (a)	1,252	3,643
RADVision Ltd.	826	10,532
RealNetworks, Inc. (a)	5,396	33,779
Register.com, Inc. (a)	1,694	10,435
Retek, Inc. (a)	2,360	19,848
S1 Corp. (a)	3,058	23,485
SAVVIS Communications Corp. (a)	5,140	3,906
SeeBeyond Technology Corp. (a)	2,737	10,401
Selectica, Inc. (a)	2,459	7,869
Sina Corp. (a)	1,642	46,846
SkillSoft PLC sponsored ADR (a)	3,139	12,776
Sohu.com, Inc. (a)	1,276	22,853
SonicWALL, Inc. (a)	2,405	14,863
Stellent, Inc. (a)	1,069	9,610
Supportsoft, Inc. (a)	2,282	13,487
Terra Networks SA sponsored ADR	666	3,077
Tom Online, Inc. ADR	200	2,408
Travelzoo, Inc. (a)	630	38,846
Tumbleweed Communications Corp. (a)	1,264	3,286
United Online, Inc. (a)	1,839	19,953
ValueClick, Inc. (a)	2,827	35,762
VeriSign, Inc. (a)	8,626	236,525
Vignette Corp. (a)	10,020	11,924
Vitria Technology, Inc. (a)	2,548	8,791
WebEx Communications, Inc. (a)	1,430	33,419
webMethods, Inc. (a)	2,229	13,976
Websense, Inc. (a)	754	45,127
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	46,074	$ 1,486,808
Zix Corp. (a)	974	2,893
		3,519,182
IT Services - 1.5%
Acxiom Corp.	3,256	73,260
Answerthink, Inc. (a)	1,964	8,406
Applied Digital Solutions, Inc. (a)	2,129	9,581
Carreker Corp. (a)	996	7,012
CheckFree Corp. (a)	2,930	112,922
Cognizant Technology Solutions Corp. Class A (a)	4,446	209,985
Corio, Inc. (a)	3,977	11,096
Covansys Corp. (a)	1,396	16,473
CSG Systems International, Inc. (a)	1,788	30,575
Edgewater Technology, Inc. (a)	1,090	5,505
Elron Electronic Industries Ltd. (a)	1,005	16,281
Euronet Worldwide, Inc. (a)	1,275	33,035
Fiserv, Inc. (a)	6,359	241,260
Forrester Research, Inc. (a)	638	10,017
iGate Corp. (a)	1,393	5,725
Indus International, Inc. (a)	1,166	2,822
Infocrossing, Inc. (a)	717	13,451
Infosys Technologies Ltd. sponsored ADR	664	50,630
infoUSA, Inc.	1,995	20,628
Integral Systems, Inc.	418	8,732
Intrado, Inc. (a)	517	6,473
iPayment, Inc. (a)	756	32,538
Kanbay International, Inc.	1,468	33,485
Lightbridge, Inc. (a)	1,638	9,484
Lionbridge Technologies, Inc. (a)	1,683	10,081
ManTech International Corp. Class A (a)	669	16,511
Ness Technologies, Inc.	932	12,246
Paychex, Inc.	12,544	400,530
Pegasus Solutions, Inc. (a)	892	10,633
RightNow Technologies, Inc.	1,056	13,369
Sapient Corp. (a)	4,930	36,334
SM&A (a)	996	7,968
Sykes Enterprises, Inc. (a)	1,314	10,078
Syntel, Inc.	1,406	26,728
Telvent GIT SA	871	9,294
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tier Technologies, Inc. Class B (a)	1,203	$ 8,036
Zanett, Inc. (a)	2,719	14,411
		1,545,595
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,609	130,111
Semiconductors & Semiconductor Equipment - 11.1%
8X8, Inc. (a)	2,302	5,156
Actel Corp. (a)	1,079	18,408
ADE Corp. (a)	460	9,191
Advanced Energy Industries, Inc. (a)	961	8,947
Alliance Semiconductor Corp. (a)	1,231	3,311
Altera Corp. (a)	12,936	268,293
AMIS Holdings, Inc. (a)	2,448	27,540
Amkor Technology, Inc. (a)	6,344	27,723
ANADIGICS, Inc. (a)	839	1,988
Applied Materials, Inc. (a)	56,647	991,323
Applied Micro Circuits Corp. (a)	9,268	31,975
ARM Holdings PLC sponsored ADR	1,357	8,386
ASE Test Ltd. (a)	3,590	21,576
ASM International NV (Nasdaq) (a)	397	7,400
ASML Holding NV (NY Shares) (a)	4,216	77,237
Asyst Technologies, Inc. (a)	1,284	6,266
Atheros Communications, Inc.	1,589	21,817
ATI Technologies, Inc. (a)	8,351	146,919
Atmel Corp. (a)	19,801	62,373
ATMI, Inc. (a)	1,136	30,922
August Technology Corp. (a)	750	9,173
Axcelis Technologies, Inc. (a)	2,915	25,069
Broadcom Corp. Class A (a)	9,203	296,797
Brooks Automation, Inc. (a)	1,570	28,433
Cabot Microelectronics Corp. (a)	748	24,303
California Micro Devices Corp. (a)	960	7,411
Camtek Ltd. (a)	1,772	6,450
Ceva, Inc. (a)	287	2,270
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	15,409
Cirrus Logic, Inc. (a)	2,895	13,549
Cohu, Inc.	994	18,121
Conexant Systems, Inc. (a)	22,282	40,108
Credence Systems Corp. (a)	2,570	22,539
Cree, Inc. (a)	2,605	61,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	1,046	$ 30,235
Diodes, Inc. (a)	936	24,065
DSP Group, Inc. (a)	799	20,115
DuPont Photomasks, Inc. (a)	545	14,355
EMCORE Corp. (a)	3,649	10,947
Entegris, Inc. (a)	2,942	28,420
ESS Technology, Inc. (a)	1,906	10,750
Exar Corp. (a)	1,400	19,782
FEI Co. (a)	1,251	30,962
FormFactor, Inc. (a)	1,853	42,563
FSI International, Inc. (a)	988	4,574
Genesis Microchip, Inc. (a)	1,820	26,827
Genus, Inc. (a)	745	1,654
Helix Technology Corp.	651	11,210
Hi/fn, Inc. (a)	451	3,730
ICOS Vision Systems NV (a)	570	14,991
Integrated Circuit Systems, Inc. (a)	2,293	46,273
Integrated Device Technology, Inc. (a)	3,107	38,869
Integrated Silicon Solution, Inc. (a)	1,726	11,012
Intel Corp.	212,219	5,089,012
Intersil Corp. Class A	5,059	85,295
Intevac, Inc. (a)	636	5,311
IXYS Corp. (a)	1,068	11,043
KLA-Tencor Corp.	6,363	314,396
Kopin Corp. (a)	2,638	9,576
Kulicke & Soffa Industries, Inc. (a)	1,390	9,007
Lam Research Corp. (a)	4,451	139,939
Lattice Semiconductor Corp. (a)	3,480	18,374
Leadis Technology, Inc.	715	4,769
Linear Technology Corp.	10,209	398,764
LTX Corp. (a)	3,886	20,984
Marvell Technology Group Ltd. (a)	9,079	332,201
Mattson Technology, Inc. (a)	1,825	17,885
Maxim Integrated Products, Inc.	10,878	467,972
Micrel, Inc. (a)	2,895	27,300
Microchip Technology, Inc.	7,204	197,822
Microsemi Corp. (a)	2,037	33,122
Microtune, Inc. (a)	1,795	8,796
Mindspeed Technologies, Inc. (a)	2,431	6,855
MIPS Technologies, Inc. (a)	1,934	21,390
MKS Instruments, Inc. (a)	1,544	28,549
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic System Technology, Inc. (a)	1,045	$ 5,977
Nanometrics, Inc. (a)	749	9,303
Netlogic Microsystems, Inc.	690	8,591
Novellus Systems, Inc. (a)	4,510	133,203
NVE Corp. (a)	234	5,286
NVIDIA Corp. (a)	5,890	170,751
O2Micro International Ltd. (a)	979	10,505
Omnivision Technologies, Inc. (a)	1,822	36,823
ON Semiconductor Corp. (a)	9,654	43,829
PDF Solutions, Inc. (a)	891	12,073
Pericom Semiconductor Corp. (a)	1,064	9,438
Photronics, Inc. (a)	1,167	21,683
Pixelworks, Inc. (a)	1,850	17,612
PLX Technology, Inc. (a)	1,370	16,509
PMC-Sierra, Inc. (a)	6,281	62,496
Portalplayer, Inc.	710	16,344
Power Integrations, Inc. (a)	969	20,582
PowerDsine Ltd.	593	5,883
Rambus, Inc. (a)	3,414	59,984
RF Micro Devices, Inc. (a)	5,561	30,586
Rudolph Technologies, Inc. (a)	390	7,153
Semitool, Inc. (a)	1,012	10,565
Semtech Corp. (a)	2,180	42,641
Sigma Designs, Inc. (a)	683	7,913
SigmaTel, Inc. (a)	1,152	48,027
Silicon Image, Inc. (a)	2,625	30,240
Silicon Laboratories, Inc. (a)	1,704	59,810
Silicon Storage Technology, Inc. (a)	3,448	15,930
Siliconix, Inc. (a)	911	25,845
Siliconware Precision Industries Co. Ltd. ADR	518	2,372
Sipex Corp. (a)	1,057	2,325
Skyworks Solutions, Inc. (a)	5,586	40,554
Standard Microsystems Corp. (a)	699	12,253
Supertex, Inc. (a)	433	8,387
Tessera Technologies, Inc. (a)	1,658	67,547
Therma-Wave, Inc. (a)	2,068	5,997
Tower Semicondutor Ltd. (a)	1,870	3,198
Transmeta Corp. (a)	5,739	6,026
Transwitch Corp. (a)	3,005	3,876
Trident Microsystems, Inc. (a)	818	15,125
Tripath Technology, Inc. (a)	1,346	1,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	3,428	$ 11,827
Ultratech, Inc. (a)	794	12,601
Varian Semiconductor Equipment Associates, Inc. (a)	1,080	43,027
Virage Logic Corp. (a)	772	10,214
Vitesse Semiconductor Corp. (a)	6,755	20,603
Volterra Semiconductor Corp.	875	12,863
White Electronic Designs Corp. (a)	952	4,798
Xilinx, Inc.	11,995	362,249
Zilog, Inc. (a)	350	1,750
Zoran Corp. (a)	1,363	14,598
		11,596,709
Software - 16.6%
Accelrys, Inc. (a)	737	3,936
Activision, Inc. (a)	4,967	108,579
Actuate Corp. (a)	2,431	6,564
Adobe Systems, Inc.	7,938	490,172
Advent Software, Inc. (a)	1,121	19,797
Agile Software Corp. (a)	2,069	14,193
Altiris, Inc. (a)	833	24,349
American Software, Inc. Class A	951	5,696
Ansoft Corp. (a)	662	17,344
Ansys, Inc. (a)	1,462	52,574
Ascential Software Corp. (a)	2,027	31,439
Aspen Technology, Inc. (a)	1,148	6,084
Atari, Inc. (a)	9,231	24,647
Authentidate Holding Corp. (a)	825	4,158
Autodesk, Inc.	7,813	232,202
BEA Systems, Inc. (a)	13,595	112,839
BindView Development Corp. (a)	1,838	6,249
Blackbaud, Inc.	1,180	13,653
Blackboard, Inc.	935	15,895
Borland Software Corp. (a)	2,486	20,758
Business Objects SA sponsored ADR (a)	1,189	33,244
Captaris, Inc. (a)	2,149	10,444
Catapult Communications Corp. (a)	635	15,240
CCC Information Services Group, Inc. (a)	1,057	23,159
Check Point Software Technologies Ltd. (a)	8,471	187,463
Chinadotcom Corp. Class A (a)	2,961	10,571
Citrix Systems, Inc. (a)	5,446	122,535
Cognos, Inc. (a)	3,033	130,251
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	14,935	$ 100,961
Concord Communications, Inc. (a)	618	6,372
Concur Technologies, Inc. (a)	1,142	9,650
Convera Corp. Class A (a)	1,608	9,439
Creo, Inc. (a)	1,565	25,516
DataMirror Corp. (a)	206	1,628
Datastream Systems, Inc. (a)	963	6,452
Descartes Systems Group, Inc. (a)	893	1,738
Digimarc Corp. (a)	710	5,495
E.piphany, Inc. (a)	3,007	10,434
Electronic Arts, Inc. (a)	10,228	659,604
Embarcadero Technologies, Inc. (a)	915	6,176
Epicor Software Corp. (a)	2,019	31,254
EPIQ Systems, Inc. (a)	646	8,204
Evolving Systems, Inc. (a)	203	631
FileNET Corp. (a)	1,427	33,420
Geac Computer Corp. Ltd. (a)	2,566	20,679
Hummingbird Ltd. (a)	422	10,746
Hyperion Solutions Corp. (a)	1,296	65,422
Informatica Corp. (a)	3,191	24,794
Intellisync Corp. (a)	1,702	4,936
Internet Security Systems, Inc. (a)	1,483	29,779
InterVideo, Inc.	605	7,684
Intervoice, Inc. (a)	1,422	15,429
Intuit, Inc. (a)	6,136	262,621
Jack Henry & Associates, Inc.	2,913	57,823
JAMDAT Mobile, Inc.	590	10,030
JDA Software Group, Inc. (a)	644	8,649
Kronos, Inc. (a)	1,026	57,292
Lawson Software, Inc. (a)	3,015	17,487
Macromedia, Inc. (a)	2,519	85,369
Macrovision Corp. (a)	1,640	39,770
Magic Software Enterprises Ltd. (a)	1,246	3,987
Magma Design Automation, Inc. (a)	958	12,598
Majesco Holdings, Inc. (a)	700	8,260
Manhattan Associates, Inc. (a)	1,520	30,202
Manugistics Group, Inc. (a)	1,559	3,118
MAPICS, Inc. (a)	1,217	15,334
MapInfo Corp. (a)	784	10,294
Mentor Graphics Corp. (a)	2,477	34,133
Mercury Interactive Corp. (a)	2,667	122,362
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Micromuse, Inc. (a)	3,179	$ 15,641
MICROS Systems, Inc. (a)	1,328	43,067
Microsoft Corp.	364,540	9,179,091
MicroStrategy, Inc. Class A (a)	404	28,571
Mobius Management Systems, Inc. (a)	1,054	6,166
Motive, Inc.	867	9,528
MRO Software, Inc. (a)	735	9,930
Napster, Inc. (a)	1,962	14,283
Nassda Corp. (a)	1,100	7,304
NDS Group PLC sponsored ADR (a)	374	13,434
NetIQ Corp. (a)	1,873	22,083
NetScout Systems, Inc. (a)	1,681	8,724
Novell, Inc. (a)	12,649	66,281
Nuance Communications, Inc. (a)	1,657	5,253
NYFIX, Inc. (a)	1,557	7,084
Open Solutions, Inc. (a)	589	12,016
OpenTV Corp. Class A (a)	3,140	7,536
Opnet Technologies, Inc. (a)	1,106	8,306
Opsware, Inc. (a)	3,569	19,808
Oracle Corp. (a)	172,020	2,220,778
PalmSource, Inc. (a)	398	4,028
Parametric Technology Corp. (a)	9,733	55,965
Pegasystems, Inc. (a)	1,561	9,319
Pervasive Software, Inc. (a)	1,282	5,641
Phase Forward, Inc.	975	6,435
Phoenix Technologies Ltd. (a)	1,781	17,739
Plato Learning, Inc. (a)	886	6,884
Portal Software, Inc. (a)	1,401	3,867
Progress Software Corp. (a)	1,152	26,669
QAD, Inc.	960	7,507
Quality Systems, Inc.	238	19,159
Quest Software, Inc. (a)	3,675	49,870
Radiant Systems, Inc. (a)	1,048	8,258
RADWARE Ltd. (a)	685	17,728
Red Hat, Inc. (a)	5,856	67,110
Renaissance Learning, Inc.	1,688	28,477
Retalix Ltd. (a)	546	12,629
RSA Security, Inc. (a)	2,264	36,994
SAFLINK Corp. (a)	2,886	5,916
ScanSoft, Inc. (a)	3,794	16,276
SCO Group, Inc. (a)	176	755
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Secure Computing Corp. (a)	1,421	$ 12,931
SERENA Software, Inc. (a)	1,450	33,495
Shanda Interactive Entertainment Ltd. ADR	464	14,027
Siebel Systems, Inc. (a)	17,904	152,721
Sonic Solutions, Inc. (a)	1,220	19,081
SPSS, Inc. (a)	683	13,250
SS&C Technologies, Inc.	624	15,051
Symantec Corp. (a)	23,873	525,445
Synopsys, Inc. (a)	5,027	90,989
Synplicity, Inc. (a)	1,694	10,401
Take-Two Interactive Software, Inc. (a)	1,675	61,422
TALX Corp.	586	12,042
Tecnomatix Technologies Ltd. (a)	525	8,852
THQ, Inc. (a)	1,603	43,826
TIBCO Software, Inc. (a)	7,737	75,513
Transaction Systems Architects, Inc. Class A (a)	1,334	31,189
Ulticom, Inc. (a)	1,349	18,926
Ultimate Software Group, Inc. (a)	884	11,899
VA Software Corp. (a)	2,086	3,901
Vastera, Inc. (a)	987	2,803
Verint Systems, Inc. (a)	1,071	42,267
Verisity Ltd. (a)	1,082	12,876
VERITAS Software Corp. (a)	14,257	345,305
Verity, Inc. (a)	1,336	15,832
WatchGuard Technologies, Inc. (a)	1,411	5,122
Wind River Systems, Inc. (a)	2,650	35,669
Witness Systems, Inc. (a)	902	16,876
		17,363,628
TOTAL INFORMATION TECHNOLOGY		51,109,553
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	796	14,376
Akzo Nobel NV sponsored ADR	1,949	87,880
Hawkins, Inc.	1,094	13,183
LESCO, Inc. (a)	1,061	15,385
Methanex Corp.	3,929	71,034
Nanophase Technologies Corp. (a)	626	4,382
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	2,155	$ 132,770
Symyx Technologies, Inc. (a)	1,030	28,727
		367,737
Construction Materials - 0.0%
Headwaters, Inc. (a)	1,200	38,592
U.S. Concrete, Inc. (a)	1,257	7,856
		46,448
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	822	3,831
Caraustar Industries, Inc. (a)	1,168	16,691
Silgan Holdings, Inc.	668	44,409
Smurfit-Stone Container Corp. (a)	8,000	133,040
		197,971
Metals & Mining - 0.5%
Aber Diamond Corp.	1,743	58,361
Alliance Resource Partners LP	215	16,559
Anglo American PLC ADR	864	21,730
Blue Earth Refineries, Inc.	487	0
Century Aluminum Co. (a)	1,180	38,362
DRDGOLD Ltd. ADR (a)	4,781	5,020
Gibraltar Industries, Inc.	991	24,448
James River Coal Co. (a)	400	17,200
Metal Management, Inc.	906	26,845
Metals USA, Inc. (a)	811	19,764
NN, Inc.	1,342	14,467
Novamerican Steel, Inc. (a)	469	41,150
Pan American Silver Corp. (a)	1,881	31,705
Randgold Resources Ltd. ADR (a)	1,472	20,152
Roanoke Electric Steel Corp.	1,073	28,424
Royal Gold, Inc.	906	15,973
Schnitzer Steel Industries, Inc. Class A	702	28,515
Silver Standard Resources, Inc. (a)	1,261	17,175
Steel Dynamics, Inc.	1,626	72,422
Steel Technologies, Inc.	420	12,949
Wheeling Pittsburgh Corp. (a)	523	21,796
		533,017
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	$ 9,292
TOTAL MATERIALS		1,154,465
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
Arbinet-thexchange, Inc.	800	19,520
Broadwing Corp. (a)	3,837	22,638
Commonwealth Telephone Enterprises, Inc. (a)	639	30,416
CT Communications, Inc.	802	8,942
D&E Communications, Inc.	839	8,952
General Communications, Inc. Class A (a)	3,065	28,596
Global Crossing Ltd. (a)	1,245	20,419
Golden Telecom, Inc.	1,416	41,715
HickoryTech Corp.	972	10,274
ITC DeltaCom, Inc. (a)	1,721	1,274
Level 3 Communications, Inc. (a)	21,588	50,300
MCI, Inc.	10,212	232,323
McLeodUSA, Inc. Class A (a)	5,360	2,305
North Pittsburgh Systems, Inc.	769	17,864
Primus Telecommunications Group, Inc. (a)	2,302	4,005
Shenandoah Telecommunications Co.	346	9,688
SureWest Communications	400	8,936
Talk America Holdings, Inc. (a)	989	6,082
Teleglobe International Holdings Ltd. (a)	1,380	6,900
Telewest Global, Inc. (a)	8,931	149,058
Time Warner Telecom, Inc. Class A (a)	1,250	5,038
U.S. LEC Corp. Class A (a)	1,291	3,938
Warwick Valley Telephone Co.	420	9,656
		698,839
Wireless Telecommunication Services - 1.8%
Aether Systems, Inc. (a)	2,467	8,437
AirGate PCS, Inc. (a)	400	14,668
Alamosa Holdings, Inc. (a)	3,935	50,132
At Road, Inc. (a)	2,107	9,545
Boston Communications Group, Inc. (a)	912	6,876
Centennial Communications Corp. Class A (a)	3,308	35,164
Dobson Communications Corp. Class A (a)	2,490	5,652
EMS Technologies, Inc. (a)	443	6,694
InPhonic, Inc.	1,599	36,873
Millicom International Cellular SA (a)	3,593	80,591
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	36,235	$ 1,066,396
Nextel Partners, Inc. Class A (a)	5,877	117,011
NII Holdings, Inc. (a)	2,249	128,688
SBA Communications Corp. Class A (a)	2,475	21,533
Telesystem International Wireless, Inc. (a)	7,221	105,495
TIM Hellas Telecommunications SA ADR	576	11,716
Ubiquitel, Inc. (a)	3,855	28,835
USA Mobility, Inc. (a)	1,072	42,065
Western Wireless Corp. Class A (a)	3,222	126,625
Wireless Facilities, Inc. (a)	2,684	18,949
		1,921,945
TOTAL TELECOMMUNICATION SERVICES		2,620,784
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	31,584
Otter Tail Corp.	1,231	31,120
		62,704
Gas Utilities - 0.0%
EnergySouth, Inc.	465	13,420
Inergy LP	330	10,758
		24,178
Multi-Utilities & Unregulated Power - 0.0%
NorthWestern Energy Corp. (a)	1,632	45,598
Water Utilities - 0.1%
Artesian Resources Corp. Class A	571	15,514
Connecticut Water Service, Inc.	559	14,249
Middlesex Water Co.	728	13,038
Southwest Water Co.	1,021	11,639
York Water Co.	855	16,246
		70,686
TOTAL UTILITIES		203,166
TOTAL COMMON STOCKS (Cost $101,363,328)		103,281,650
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.15% 3/10/05 (d) (Cost $499,733)	$ 500,000	$ 499,704
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	725,504	725,504
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	1,462,265	1,462,265
TOTAL MONEY MARKET FUNDS (Cost $2,187,769)		2,187,769
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $104,050,830)		105,969,123
NET OTHER ASSETS - (1.5)%		(1,534,650)
NET ASSETS - 100%		$ 104,434,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
38 Nasdaq 100 E-Mini Index Contracts	March 2005	$ 1,149,880	$ 6,644
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,704.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $104,192,103. Net unrealized appreciation aggregated $1,777,020, of which $12,957,530 related to appreciated investment securities and $11,180,510 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 28, 2005

ETF-QTLY-0405

1.814342.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,437	$ 20,851
Ballard Power Systems, Inc. (a)	5,251	31,333
China Automotive Systems, Inc. (a)	1,017	9,448
Decoma International, Inc. Class A (sub. vtg.)	1,920	20,547
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	1,489	10,795
Exide Technologies (a)	1,055	15,561
GenTek, Inc.	400	19,252
Gentex Corp.	3,308	112,174
Hayes Lemmerz International, Inc. (a)	1,319	10,024
Keystone Automotive Industries, Inc. (a)	944	21,552
LKQ Corp. (a)	1,089	19,809
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	3,734	20,164
R&B, Inc. (a)	662	18,039
Sports Resorts International, Inc. (a)	2,825	11,244
Strattec Security Corp. (a)	256	14,252
		355,045
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,406	30,131
Distributors - 0.0%
Source Interlink Companies, Inc. (a)	1,652	18,833
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,100	29,040
Ambassadors Group, Inc.	517	17,232
Ameristar Casinos, Inc.	1,221	59,805
Applebee's International, Inc.	3,084	87,925
BJ's Restaurants, Inc. (a)	1,288	20,801
Bob Evans Farms, Inc.	1,413	32,004
Buffalo Wild Wings, Inc. (a)	475	17,908
California Pizza Kitchen, Inc. (a)	848	20,284
CBRL Group, Inc.	1,832	78,428
Churchill Downs, Inc.	736	32,870
Cosi, Inc. (a)	2,462	17,850
Ctrip.com International Ltd. ADR (a)	323	12,452
Empire Resorts, Inc. (a)	1,095	12,368
Great Wolf Resorts, Inc.	800	19,880
International Speedway Corp. Class A	1,104	58,843
Isle of Capri Casinos, Inc. (a)	1,413	39,550
Lone Star Steakhouse & Saloon, Inc.	928	24,685
Magna Entertainment Corp. Class A (a)	3,517	23,142
Monarch Casino & Resort, Inc. (a)	515	19,761
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,720	$ 20,657
Multimedia Games, Inc. (a)	1,166	11,648
Navigant International, Inc. (a)	1,024	13,148
O'Charleys, Inc. (a)	1,088	22,979
P.F. Chang's China Bistro, Inc. (a)	827	45,328
Panera Bread Co. Class A (a)	1,406	75,165
Papa John's International, Inc. (a)	864	29,713
Penn National Gaming, Inc. (a)	1,742	105,147
Rare Hospitality International, Inc. (a)	1,429	41,813
Red Robin Gourmet Burgers, Inc. (a)	848	38,440
Ryan's Restaurant Group, Inc. (a)	2,180	29,299
Scientific Games Corp. Class A (a)	3,646	93,775
Shuffle Master, Inc. (a)	1,551	50,811
Smith & Wollensky Restaurant Group, Inc. (a)	2,617	12,876
Sonic Corp. (a)	2,347	79,070
Starbucks Corp. (a)	16,899	875,537
Texas Roadhouse, Inc. Class A	1,253	35,084
The Cheesecake Factory, Inc. (a)	3,261	110,972
Wynn Resorts Ltd. (a)	4,111	294,224
		2,610,514
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	544	27,673
Bassett Furniture Industries, Inc.	1,360	25,908
Brillian Corp. (a)	388	1,141
California Coastal Communities, Inc. (a)	798	20,533
Craftmade International, Inc.	720	15,127
Dominion Homes, Inc. (a)	560	10,763
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,104	40,054
Flexsteel Industries, Inc.	944	14,822
Foamex International, Inc. (a)	1,885	4,769
Garmin Ltd.	4,473	229,241
Helen of Troy Ltd. (a)	1,141	32,325
Hooker Furniture Corp.	832	21,615
Interface, Inc. Class A (a)	3,081	25,665
Kimball International, Inc. Class B	1,517	21,678
Lifetime Hoan Corp.	1,275	19,699
Palm Harbor Homes, Inc. (a)	1,189	18,596
Stanley Furniture Co., Inc.	608	28,497
Universal Electronics, Inc. (a)	1,368	23,283
		581,389
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 3.1%
1-800 CONTACTS, Inc. (a)	736	$ 17,348
1-800-FLOWERS.com, Inc. Class A (a)	1,916	14,370
Alloy, Inc. (a)	2,681	16,300
Amazon.com, Inc. (a)	17,028	599,045
Audible, Inc. (a)	840	12,314
Blue Nile, Inc.	731	20,534
Coldwater Creek, Inc. (a)	2,076	57,526
Drugstore.com, Inc. (a)	3,485	7,946
eBay, Inc. (a)	55,600	2,381,904
GSI Commerce, Inc. (a)	1,980	28,413
IAC/InterActiveCorp (a)	26,693	600,593
Insight Enterprises, Inc. (a)	2,312	41,154
J. Jill Group, Inc. (a)	1,112	16,068
Netflix, Inc. (a)	2,177	23,294
Overstock.com, Inc. (a)	832	44,674
PC Mall, Inc. (a)	611	8,035
Priceline.com, Inc. (a)	1,640	36,851
Provide Commerce, Inc. (a)	467	13,391
Shopping.com Ltd.	1,196	19,590
Stamps.com, Inc.	1,662	30,363
ValueVision Media, Inc. Class A (a)	1,732	22,516
		4,012,229
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	848	22,981
Concord Camera Corp. (a)	1,604	2,919
JAKKS Pacific, Inc. (a)	1,325	26,195
Radica Games Ltd.	2,288	20,020
RC2 Corp. (a)	944	29,198
SCP Pool Corp.	2,263	77,033
		178,346
Media - 4.6%
ACME Communications, Inc. (a)	1,948	11,688
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,700	49,796
Beasley Broadcast Group, Inc. Class A (a)	1,008	17,438
Cadmus Communications Corp.	1,483	19,590
Carmike Cinemas, Inc.	656	22,888
Central European Media Enterprises Ltd. Class A (a)	959	43,663
Charter Communications, Inc. Class A (a)	13,665	25,007
Comcast Corp.:
Class A (a)	57,262	1,863,878
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (a)	35,741	$ 1,138,708
Courier Corp.	300	16,104
Crown Media Holdings, Inc. Class A (a)	3,949	36,054
Cumulus Media, Inc. Class A (a)	2,184	30,904
EchoStar Communications Corp. Class A	9,283	276,169
EMAK Worldwide, Inc. (a)	1,085	10,742
Emmis Communications Corp. Class A (a)	2,072	38,746
Fisher Communications, Inc. (a)	400	20,500
Gemstar-TV Guide International, Inc. (a)	17,934	79,986
Grey Global Group, Inc.	48	54,277
Harris Interactive, Inc. (a)	2,921	14,605
IMAX Corp. (a)	1,695	18,139
Insight Communications, Inc. Class A (a)	2,585	24,558
Knology, Inc. (a)	2,129	5,748
Lakes Entertainment, Inc. (a)	1,826	32,612
Lamar Advertising Co. Class A (a)	3,717	146,041
Liberty Media International, Inc. Class A (a)	7,081	306,112
LodgeNet Entertainment Corp. (a)	1,221	21,551
MDC Partners, Inc. (a)	980	10,583
Mediacom Communications Corp. Class A (a)	4,465	24,602
Navarre Corp. (a)	1,550	10,618
New Frontier Media, Inc. (a)	1,569	11,846
NTL, Inc. (a)	3,692	239,574
Outdoor Channel Holdings, Inc. (a)	1,000	14,250
Pixar (a)	2,276	203,543
Private Media Group, Inc. (a)	4,801	24,437
Radio One, Inc.:
Class A (a)	992	13,630
Class D (non-vtg.) (a)	3,397	46,437
Regent Communication, Inc. (a)	2,793	14,077
Reuters Group PLC sponsored ADR	927	43,838
Salem Communications Corp. Class A (a)	848	19,597
SBS Broadcasting SA (a)	1,237	52,696
Scholastic Corp. (a)	1,565	55,526
Sinclair Broadcast Group, Inc. Class A	2,172	16,724
Sirius Satellite Radio, Inc. (a)	54,894	305,760
Spanish Broadcasting System, Inc. Class A (a)	1,900	19,095
TiVo, Inc. (a)	3,177	12,740
UnitedGlobalCom, Inc. Class A (a)	17,017	158,258
Value Line, Inc.	448	18,068
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
WPP Group PLC sponsored ADR	909	$ 52,268
WPT Enterprises, Inc.	800	13,880
XM Satellite Radio Holdings, Inc. Class A (a)	8,554	281,940
Young Broadcasting, Inc. Class A (a)	944	8,439
		5,997,930
Multiline Retail - 0.5%
Conn's, Inc. (a)	1,181	20,089
Dollar Tree Stores, Inc. (a)	4,830	130,169
Fred's, Inc. Class A	2,006	33,801
Kmart Holding Corp. (a)	3,981	388,028
Tuesday Morning Corp. (a)	1,784	55,928
		628,015
Specialty Retail - 2.6%
AC Moore Arts & Crafts, Inc. (a)	928	23,682
America's Car Mart, Inc. (a)	695	24,645
American Eagle Outfitters, Inc.	3,124	169,102
bebe Stores, Inc.	2,448	68,911
Bed Bath & Beyond, Inc. (a)	12,663	475,116
Big 5 Sporting Goods Corp.	1,136	26,696
Brookstone Co., Inc. (a)	1,178	17,222
Building Material Holding Corp.	600	27,684
Cache, Inc. (a)	734	11,494
Casual Male Retail Group, Inc. (a)	2,060	11,927
Charlotte Russe Holding, Inc. (a)	1,192	14,221
Charming Shoppes, Inc. (a)	5,503	42,428
Cost Plus, Inc. (a)	912	25,655
Deb Shops, Inc.	784	22,266
Dress Barn, Inc. (a)	1,405	26,512
Electronics Boutique Holding Corp. (a)	1,157	43,769
Finish Line, Inc. Class A	994	20,337
Goody's Family Clothing, Inc.	1,752	16,451
Guitar Center, Inc. (a)	1,024	62,034
Gymboree Corp. (a)	1,237	14,832
Hibbett Sporting Goods, Inc. (a)	1,104	30,757
Hollywood Entertainment Corp. (a)	2,500	34,175
Hot Topic, Inc. (a)	2,056	43,916
Jos. A. Bank Clothiers, Inc. (a)	540	14,656
Kirkland's, Inc. (a)	976	10,385
Monro Muffler Brake, Inc. (a)	816	21,877
Movie Gallery, Inc.	1,413	32,273
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	2,216	$ 112,794
Pacific Sunwear of California, Inc. (a)	2,996	77,177
Party City Corp. (a)	905	11,267
PETCO Animal Supplies, Inc. (a)	2,360	83,638
PETsMART, Inc.	6,127	186,874
Pomeroy IT Solutions, Inc. (a)	1,021	15,203
Rent-A-Center, Inc. (a)	3,252	84,389
Restoration Hardware, Inc. (a)	2,172	11,533
Ross Stores, Inc.	6,036	169,008
Select Comfort Corp. (a)	1,445	29,767
Sharper Image Corp. (a)	704	10,940
Shoe Carnival, Inc. (a)	884	14,365
Stage Stores, Inc. (a)	816	31,465
Staples, Inc.	20,821	656,278
Stein Mart, Inc. (a)	1,895	39,435
Steiner Leisure Ltd. (a)	896	29,523
TBC Corp. New (a)	1,072	32,085
The Children's Place Retail Stores, Inc. (a)	1,285	51,387
The Pantry, Inc. (a)	1,230	41,882
Tractor Supply Co. (a)	1,847	78,664
Trans World Entertainment Corp. (a)	2,389	33,518
Tweeter Home Entertainment Group, Inc. (a)	1,752	10,144
Urban Outfitters, Inc. (a)	3,354	139,493
West Marine, Inc. (a)	960	23,213
Wet Seal, Inc. Class A (a)	1,493	4,360
Wilsons Leather Experts, Inc. (a)	1,704	5,470
		3,316,895
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	700	25,179
Columbia Sportswear Co. (a)	1,656	92,819
Deckers Outdoor Corp. (a)	929	38,098
Fossil, Inc. (a)	3,108	80,186
Haggar Corp.	352	7,220
K-Swiss, Inc. Class A	1,120	34,720
Oshkosh B'Gosh, Inc. Class A	608	19,116
Perry Ellis International, Inc. (a)	528	11,975
Quaker Fabric Corp. (a)	2,220	9,368
Steven Madden Ltd. (a)	704	13,151
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tandy Brands Accessories, Inc.	1,080	$ 14,612
Warnaco Group, Inc. (a)	1,944	46,500
		392,944
TOTAL CONSUMER DISCRETIONARY		18,122,271
CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	336	18,016
Hansen Natural Corp. (a)	600	26,262
MGP Ingredients, Inc.	1,334	10,232
		54,510
Food & Staples Retailing - 1.2%
Arden Group, Inc. Class A	286	27,167
Casey's General Stores, Inc.	1,988	35,864
Central European Distribution Corp. (a)	792	30,508
Costco Wholesale Corp.	19,421	904,824
Fresh Brands, Inc. (a)	1,192	8,940
Ingles Markets, Inc. Class A	1,873	24,368
Nash-Finch Co.	336	13,309
NeighborCare, Inc. (a)	1,768	53,164
Pathmark Stores, Inc. (a)	1,980	9,841
Performance Food Group Co. (a)	1,656	44,944
Topps Co., Inc.	2,044	19,234
United Natural Foods, Inc. (a)	1,604	49,997
Whole Foods Market, Inc.	2,566	263,836
Wild Oats Markets, Inc. (a)	1,684	10,862
		1,496,858
Food Products - 0.2%
Alico, Inc. (a)	262	15,317
Bridgford Foods Corp. (a)	2,028	17,562
Cal-Maine Foods, Inc.	1,186	11,528
Farmer Brothers Co.	800	20,048
Gold Kist, Inc. Delaware	2,080	33,738
Hain Celestial Group, Inc. (a)	1,549	28,920
J&J Snack Foods Corp.	464	21,905
Lancaster Colony Corp.	1,205	51,345
Lance, Inc.	1,588	25,297
Peet's Coffee & Tea, Inc. (a)	688	16,663
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sanderson Farms, Inc.	840	$ 37,691
SunOpta, Inc. (a)	3,052	19,473
		299,487
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	704	32,116
Ionatron, Inc. (a)	4,449	38,528
WD-40 Co.	720	23,587
		94,231
Personal Products - 0.2%
Chattem, Inc. (a)	1,088	39,821
Elizabeth Arden, Inc. (a)	976	25,034
Inter Parfums, Inc.	991	13,884
Mannatech, Inc.	1,876	46,337
Nature's Sunshine Products, Inc.	1,462	28,173
Reliv International, Inc.	639	6,071
USANA Health Sciences, Inc. (a)	864	38,465
		197,785
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,450	19,872
TOTAL CONSUMER STAPLES		2,162,743
ENERGY - 0.8%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,429	72,565
Dawson Geophysical Co. (a)	895	22,277
Global Industries Ltd. (a)	4,946	48,570
Gulfmark Offshore, Inc. (a)	1,096	29,822
Horizon Offshore, Inc. (a)	3,229	2,906
Hydril Co. (a)	672	40,367
Lufkin Industries, Inc.	327	14,130
Patterson-UTI Energy, Inc.	6,988	174,700
Seabulk International, Inc. (a)	1,800	32,382
Tesco Corp. (a)	1,784	22,274
Torch Offshore, Inc. (a)	3,145	6,133
		466,126
Oil & Gas - 0.5%
APCO Argentina, Inc.	481	18,639
Atlas America, Inc.	574	23,609
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
ATP Oil & Gas Corp. (a)	1,236	$ 29,825
Brigham Exploration Co. (a)	2,341	22,122
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,265	9,333
Clayton Williams Energy, Inc. (a)	496	15,674
Crosstex Energy, Inc.	733	30,420
Delta Petroleum Corp. (a)	1,695	26,222
Dorchester Minerals LP	1,237	28,463
Double Eagle Petroleum Co. (a)	842	16,377
Enterra Energy Trust	1,156	22,577
FX Energy, Inc. (a)	2,318	29,624
Golar LNG Ltd. (Nasdaq) (a)	2,437	34,532
Ivanhoe Energy, Inc. (a)	6,330	16,576
Knightsbridge Tankers Ltd.	1,136	46,110
Marine Petroleum Trust	655	18,170
Mission Resources Corp. (a)	2,663	18,162
Petrohawk Energy Corp. (a)	1,700	17,272
Petroleum Development Corp. (a)	889	38,974
Resource America, Inc. Class A	732	28,914
Syntroleum Corp. (a)	2,835	32,418
TC Pipelines LP	672	26,537
The Exploration Co. of Delaware, Inc. (a)	2,761	15,655
Top Tankers, Inc.	1,588	34,412
		600,617
TOTAL ENERGY		1,066,743
FINANCIALS - 10.6%
Capital Markets - 1.2%
American Capital Strategies Ltd.	3,947	136,961
Ameritrade Holding Corp. (a)	15,791	167,858
Calamos Asset Management, Inc. Class A	644	18,264
GFI Group, Inc.	1,100	28,083
Gladstone Capital Corp.	848	20,861
Harris & Harris Group, Inc. (a)	1,311	17,476
Investors Financial Services Corp.	2,693	134,973
Knight Trading Group, Inc. (a)	5,199	54,382
MarketAxess Holdings, Inc.	900	10,665
MFC Bancorp Ltd. (a)	960	19,594
Northern Trust Corp.	8,983	379,532
optionsXpress Holdings, Inc.	2,522	43,505
Sanders Morris Harris Group, Inc.	1,048	17,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	4,329	$ 160,000
T. Rowe Price Group, Inc.	5,370	329,664
TradeStation Group, Inc. (a)	1,932	12,983
		1,552,701
Commercial Banks - 5.7%
1st Source Corp.	1,088	24,937
Alabama National Bancorp, Delaware	642	40,029
Alliance Financial Corp.	627	19,418
Amcore Financial, Inc.	832	23,654
American National Bankshares, Inc.	876	21,243
American River Bankshares	806	17,885
AmericanWest Bancorp	845	16,689
Associated Banc-Corp.	5,438	174,342
Banc Corp. (a)	853	8,504
BancFirst Corp.	328	23,121
BancTrust Financial Group, Inc.	1,168	24,108
Bank of Granite Corp.	880	16,394
Bank of the Ozarks, Inc.	768	26,496
Banner Corp.	784	23,167
BNC Bancorp	813	15,488
BOK Financial Corp.	2,324	94,285
Boston Private Financial Holdings, Inc.	880	23,760
Capital Bank Corp.	1,040	18,980
Capital City Bank Group, Inc.	464	19,140
Capital Corp. of the West	550	25,003
Cascade Bancorp	1,082	20,114
Cascade Financial Corp.	1,118	22,103
Cathay General Bancorp	2,078	74,891
Center Bancorp, Inc.	1,058	13,490
Center Financial Corp., California	1,345	29,994
Central Coast Bancorp	968	20,212
Century Bancorp, Inc. Class A (non-vtg.)	528	15,312
Chemical Financial Corp.	991	32,901
Chester Valley Bancorp, Inc.	256	6,638
Citizens Banking Corp.	1,624	50,068
City Holding Co.	608	18,927
CNB Financial Corp.	1,305	20,462
CoBiz, Inc.	1,422	28,440
Colony Bankcorp, Inc.	638	19,402
Columbia Bancorp	592	18,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Columbia Bancorp, Oregon	1,280	$ 23,219
Columbia Banking Systems, Inc.	873	20,777
Commerce Bancshares, Inc.	3,030	143,046
Community Bank of Northern Virginia	632	12,634
Community Banks, Inc.	540	14,094
Community Trust Bancorp, Inc.	624	18,608
Compass Bancshares, Inc.	5,246	238,221
CVB Financial Corp.	2,473	46,245
East West Bancorp, Inc.	2,106	75,732
Eastern Virgina Bankshares, Inc.	889	19,602
Farmers Capital Bank Corp.	576	20,373
Fidelity Southern Corp.	1,248	21,965
Fifth Third Bancorp	23,624	1,057,646
Financial Institutions, Inc.	704	15,108
First Bancorp, North Carolina	768	19,146
First Charter Corp.	1,349	31,836
First Citizen Bancshares, Inc.	320	47,293
First Citizens Banc Corp.	784	18,416
First Community Bancorp, California	656	28,333
First Community Bancshares, Inc.	368	11,805
First Financial Bancorp, Ohio	2,084	37,783
First Financial Bankshares, Inc.	544	24,458
First Financial Corp., Indiana	576	18,426
First Indiana Corp.	992	24,998
First M&F Corp.	671	23,049
First Mariner Bancorp, Inc. (a)	928	16,797
First Merchants Corp.	624	16,486
First Midwest Bancorp, Inc., Delaware	1,928	65,803
First Oak Brook Bancshares, Inc.	624	18,695
First of Long Island Corp.	464	21,808
First South Bancorp, Inc., Virginia	768	20,076
First United Corp.	940	18,979
FirstMerit Corp.	3,076	80,068
Flag Financial Corp.	1,190	18,386
FNB Corp., North Carolina	976	19,666
FNB Corp., Virginia	624	16,355
FNB Financial Services Corp.	272	6,096
Foothill Independent Bancorp	334	8,313
Frontier Financial Corp., Washington	432	16,896
Fulton Financial Corp.	4,780	102,483
GB&T Bancshares, Inc.	800	18,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
German American Bancorp	1,295	$ 20,202
Glacier Bancorp, Inc.	980	31,027
Gold Banc Corp., Inc.	1,739	24,711
Great Southern Bancorp, Inc.	571	19,231
Greater Bay Bancorp	2,104	53,294
Greater Community Bancorp	1,292	20,801
Grupo Financiero Galicia SA sponsored ADR (a)	1,938	17,927
Hancock Holding Co.	1,375	42,158
Hanmi Financial Corp.	2,050	36,265
Harleysville National Corp., Pennsylvania	856	20,202
Heartland Financial USA, Inc.	768	15,698
Heritage Commerce Corp. (a)	759	13,783
Huntington Bancshares, Inc.	9,623	216,710
IBERIABANK Corp.	300	17,652
Independent Bank Corp., Massachusetts	640	18,886
Independent Bank Corp., Michigan	704	21,317
Integra Bank Corp.	880	19,483
Interchange Financial Services Corp.	1,224	21,371
International Bancshares Corp.	2,243	81,802
Lakeland Bancorp, Inc.	1,114	18,091
LNB Bancorp, Inc.	943	17,992
LSB Bancshares, Inc.	1,072	18,524
Main Street Banks, Inc.	704	22,528
MB Financial, Inc.	1,338	54,336
MBT Financial Corp.	1,088	22,304
Mercantile Bankshares Corp.	3,324	161,580
Merchants Bancshares, Inc.	737	19,560
Mid-State Bancshares	928	24,564
Nara Bancorp, Inc.	969	18,915
National Bankshares, Inc.	444	22,173
National Penn Bancshares, Inc.	1,240	31,942
NBT Bancorp, Inc.	1,333	31,259
Northern States Financial Corp.	650	18,415
Old Point Financial Corp.	681	20,164
Old Second Bancorp, Inc.	500	16,360
Omega Financial Corp.	523	16,548
Pacific Capital Bancorp	1,542	43,253
Pennrock Financial Services Corp.	512	18,509
Penns Woods Bancorp, Inc.	497	23,488
Peoples Bancorp, Inc.	528	13,754
Pinnacle Financial Partners, Inc. (a)	1,038	22,577
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc.	11,140	$ 295,099
Premierwest Bancorp	1,634	19,706
PrivateBancorp, Inc.	864	28,080
Prosperity Bancshares, Inc.	688	18,996
Provident Bankshares Corp.	1,262	42,163
Republic Bancorp, Inc.	2,896	42,137
Republic Bancorp, Inc., Kentucky Class A	1,008	26,339
Republic First Bancorp, Inc.	611	8,945
Riggs National Corp.	1,248	24,149
Royal Bancshares of Pennsylvania, Inc. Class A	732	18,095
Rurban Financial Corp.	1,208	16,924
S&T Bancorp, Inc.	960	35,664
Sandy Spring Bancorp, Inc.	480	15,749
SCBT Financial Corp.	777	23,225
Seacoast Banking Corp., Florida	912	18,058
Shore Bancshares, Inc.	618	20,858
Sierra Bancorp	900	21,402
Signature Bank, New York	1,067	31,562
Silicon Valley Bancshares (a)	1,429	62,619
Simmons First National Corp. Class A	800	20,800
Sky Financial Group, Inc.	3,908	108,721
Slade's Ferry Bancorp	171	3,305
South Financial Group, Inc.	3,250	99,775
Southern Community Financial Corp.	1,720	17,028
Southwest Bancorp of Texas, Inc.	2,442	46,520
Southwest Bancorp, Inc., Oklahoma	1,024	19,917
State Financial Services Corp. Class A	704	21,528
Sterling Bancshares, Inc.	2,060	30,055
Sterling Financial Corp., Pennsylvania	1,000	26,330
Suffolk Bancorp	416	14,019
Summit Bancshares, Inc.	1,344	25,281
Sun Bancorp, Inc., New Jersey	672	16,464
Susquehanna Bancshares, Inc., Pennsylvania	1,709	42,110
Taylor Capital Group, Inc.	832	26,075
Texas Capital Bancshares, Inc. (a)	1,405	33,299
Texas Regional Bancshares, Inc. Class A	1,656	49,365
Trico Bancshares	1,056	21,247
Trustco Bank Corp., New York	3,177	38,156
Trustmark Corp.	1,880	51,738
UCBH Holdings, Inc.	1,700	70,363
UMB Financial Corp.	624	35,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Umpqua Holdings Corp.	2,197	$ 52,530
Union Bankshares Corp.	756	27,360
United Bankshares, Inc., West Virginia	1,445	49,246
United Community Banks, Inc., Georgia	1,540	38,346
United Security Bancshares, Inc.	496	14,775
United Security Bancshares, California	848	20,717
Unizan Financial Corp.	960	22,704
Vail Banks, Inc.	1,381	18,298
Virginia Financial Group, Inc.	496	15,872
Washington Trust Bancorp, Inc.	736	20,748
WesBanco, Inc.	720	19,361
West Bancorp., Inc.	1,440	25,574
West Coast Bancorp, Oregon	848	20,861
Westamerica Bancorp.	1,365	71,103
Westbank Corp.	1,085	19,857
Western Sierra Bancorp (a)	648	24,643
Whitney Holding Corp.	1,672	74,070
Wilshire Bancorp, Inc. (a)	1,096	15,014
Wintrust Financial Corp.	640	34,342
Yadkin Valley Bank & Trust Co.	1,280	18,099
Yardville National Bancorp	752	24,094
Zions Bancorp	3,765	248,867
		7,359,748
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	255	6,452
Advanta Corp.:
Class A	1,011	22,272
Class B	757	18,335
Asta Funding, Inc.	1,024	21,647
Collegiate Funding Services, Inc.	1,210	20,013
CompuCredit Corp. (a)	2,168	64,867
Credit Acceptance Corp. (a)	1,298	29,659
Dollar Financial Corp.	222	3,130
First Cash Financial Services, Inc. (a)	842	20,351
QC Holdings, Inc.	870	15,303
United Panam Financial Corp. (a)	848	16,494
WFS Financial, Inc. (a)	1,736	87,338
World Acceptance Corp. (a)	992	27,082
		352,943
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)	1,502	$ 30,806
eSpeed, Inc. Class A (a)	1,429	12,832
First Albany Companies, Inc.	1,121	10,134
Instinet Group, Inc. (a)	12,047	72,824
Medallion Financial Corp.	2,220	20,202
Nasdaq Stock Market, Inc. (a)	3,200	33,728
		180,526
Insurance - 1.4%
Alfa Corp.	3,261	47,056
American National Insurance Co.	1,104	120,491
American Physicians Capital, Inc. (a)	608	22,186
Arch Capital Group Ltd. (a)	1,403	58,196
Argonaut Group, Inc. (a)	1,453	34,131
Baldwin & Lyons, Inc. Class B	832	21,158
Ceres Group, Inc. (a)	3,225	17,286
Cincinnati Financial Corp.	6,852	306,490
Direct General Corp.	720	14,566
Donegal Group, Inc. Class A	228	5,442
EMC Insurance Group	800	15,504
Enstar Group, Inc. (a)	207	13,279
Erie Indemnity Co. Class A	2,472	126,888
FPIC Insurance Group, Inc. (a)	864	29,877
Harleysville Group, Inc.	1,317	27,894
Infinity Property & Casualty Corp.	880	28,274
IPC Holdings Ltd.	2,024	84,806
Kansas City Life Insurance Co.	544	25,976
Max Re Capital Ltd.	1,912	43,995
Millea Holdings, Inc. ADR	641	47,030
National Western Life Insurance Co. Class A (a)	128	22,304
Navigators Group, Inc. (a)	480	14,400
Ohio Casualty Corp. (a)	2,648	63,896
Philadelphia Consolidated Holding Corp. (a)	896	68,078
PMA Capital Corp. Class A (a)	1,688	15,276
Presidential Life Corp.	1,533	23,777
Quanta Capital Holdings Ltd. (a)	2,300	21,275
SAFECO Corp.	5,538	264,107
Safety Insurance Group, Inc.	1,008	37,367
Selective Insurance Group, Inc.	1,121	51,577
State Auto Financial Corp.	1,720	48,040
The Midland Co.	880	27,183
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Triad Guaranty, Inc. (a)	592	$ 31,098
United America Indemnity Ltd. Class A (a)	900	16,425
United Fire & Casualty Co.	896	28,466
Universal American Financial Corp. (a)	2,617	41,165
USI Holdings Corp. (a)	2,052	23,495
		1,888,454
Real Estate - 0.2%
Capital Automotive (REIT) (SBI)	1,285	42,791
Elbit Medical Imaging Ltd.	1,814	25,360
Fieldstone Investment Corp.	2,000	30,000
Gladstone Commercial Corp.	1,304	21,633
Investors Real Estate Trust	2,633	26,014
Monmouth Real Estate Investment Corp. Class A	2,276	19,346
Saxon Capital, Inc.	1,777	31,915
Tarragon Realty Investors, Inc. (a)	1,788	39,104
		236,163
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)	960	38,419
Anchor BanCorp Wisconsin, Inc.	992	27,270
Bank Mutual Corp.	2,975	35,968
BankUnited Financial Corp. Class A (a)	1,072	30,338
Beverly Hills Bancorp, Inc.	957	9,235
Brookline Bancorp, Inc., Delaware	2,180	33,092
Camco Financial Corp.	1,218	18,270
Capitol Federal Financial	2,693	98,214
CFS Bancorp, Inc.	1,455	20,661
Charter Financial Corp., Georgia	800	28,952
Citizens First Bancorp, Inc.	864	20,995
Citizens South Banking Corp.	509	6,856
City Bank Lynnwood	544	17,555
Clifton Savings Bancorp, Inc.	1,057	12,303
Commercial Capital Bancorp, Inc.	2,246	48,514
Cooperative Bankshares, Inc.	1,080	19,278
Corus Bankshares, Inc.	992	49,054
Dime Community Bancshares, Inc.	1,629	25,429
E-Loan, Inc. (a)	3,693	11,781
ESB Financial Corp.	1,570	21,666
FFLC Bancorp, Inc.	602	24,808
Fidelity Bankshares, Inc.	1,080	27,799
First Busey Corp.	912	18,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Federal Bancshares of Arkansas, Inc.	993	$ 24,140
First Financial Holdings, Inc.	528	15,254
First Financial Service Corp.	736	19,372
First Niagara Financial Group, Inc.	4,378	59,935
First Pactrust Bancorp, Inc.	800	21,480
First Place Financial Corp.	944	18,795
Flushing Financial Corp.	976	17,568
FMS Financial Corp.	848	17,172
Harbor Florida Bancshares, Inc.	960	32,582
Heritage Financial Corp., Washington	998	21,567
HMN Financial, Inc.	251	8,070
Horizon Financial Corp.	1,205	25,305
Hudson City Bancorp, Inc.	8,109	301,655
Independence Community Bank Corp.	3,510	139,733
Kearny Financial Corp. (a)	3,000	33,870
KNBT Bancorp, Inc.	1,259	20,396
LSB Corp.	843	15,216
MAF Bancorp., Inc.	1,565	68,218
MASSBANK Corp.	578	21,467
MutualFirst Financial, Inc.	864	21,263
NASB Financial, Inc.	544	22,859
NetBank, Inc.	2,204	19,748
NewMil Bancorp, Inc.	752	22,041
Northeast Pennsylvania Financial Corp.	734	16,735
Northwest Bancorp, Inc.	1,736	37,237
Pamrapo Bancorp, Inc.	733	16,903
Parkvale Financial Corp.	316	9,344
Partners Trust Financial Group, Inc.	2,012	22,414
People's Bank, Connecticut	3,908	149,286
Provident Bancorp, Inc., Delaware	1,697	21,823
PVF Capital Corp.	294	3,984
Riverview Bancorp, Inc.	969	20,677
Severn Bancorp, Inc.	1,120	22,299
Sound Federal Bancorp, Inc.	1,407	21,879
Sterling Financial Corp., Washington	942	35,909
TierOne Corp.	848	21,039
Timberland Bancorp, Inc.	837	19,502
United Community Financial Corp., Ohio	1,456	16,307
Washington Federal, Inc.	3,490	82,888
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Grove Bancorp, Inc.	1,105	$ 18,851
WSFS Financial Corp.	300	17,277
		2,166,939
TOTAL FINANCIALS		13,737,474
HEALTH CARE - 13.3%
Biotechnology - 7.2%
Abgenix, Inc. (a)	4,002	33,057
AEterna Zentaris Laboratories, Inc. (a)	3,264	18,630
Affymetrix, Inc. (a)	2,520	107,680
Albany Molecular Research, Inc. (a)	1,485	14,553
Alexion Pharmaceuticals, Inc. (a)	1,157	27,016
Alkermes, Inc. (a)	4,109	47,993
Amgen, Inc. (a)	53,096	3,271,245
Amylin Pharmaceuticals, Inc. (a)	4,137	88,615
Angiotech Pharmaceuticals, Inc. (a)	3,649	60,439
Aphton Corp. (a)	2,415	3,333
Arena Pharmaceuticals, Inc. (a)	2,044	10,935
ARIAD Pharmaceuticals, Inc. (a)	1,964	12,295
Array Biopharma, Inc. (a)	3,015	25,386
Avant Immunotherapeutics, Inc. (a)	7,617	12,797
Axonyx, Inc. (a)	2,023	3,338
Bioenvision, Inc. (a)	1,500	11,475
Biogen Idec, Inc. (a)	13,975	540,134
BioMarin Pharmaceutical, Inc. (a)	2,937	15,772
Biopure Corp. Class A (a)	2,325	884
Celgene Corp. (a)	6,922	189,490
Cell Genesys, Inc. (a)	2,044	12,305
Cell Therapeutics, Inc. (a)	2,837	28,030
Cephalon, Inc. (a)	2,296	112,665
Cepheid, Inc. (a)	2,568	27,940
Chiron Corp. (a)	8,087	287,735
Ciphergen Biosystems, Inc. (a)	1,461	4,529
Corgentech, Inc.	1,034	5,832
Corixa Corp. (a)	2,809	10,899
Cubist Pharmaceuticals, Inc. (a)	1,716	17,675
CuraGen Corp. (a)	3,177	17,569
Curis, Inc. (a)	2,737	11,167
CV Therapeutics, Inc. (a)	1,349	29,584
Cytogen Corp. (a)	1,020	12,964
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytokinetics, Inc.	1,082	$ 10,495
deCODE genetics, Inc. (a)	3,017	19,490
Dendreon Corp. (a)	2,405	15,801
Digene Corp. (a)	897	21,555
Diversa Corp. (a)	2,421	16,075
DOV Pharmaceutical, Inc. (a)	1,000	15,020
Dyax Corp. (a)	1,604	8,341
Dynavax Technologies Corp.	970	5,907
Encysive Pharmaceuticals, Inc. (a)	2,585	28,487
Enzon Pharmaceuticals, Inc. (a)	2,027	21,790
Exact Sciences Corp. (a)	1,016	4,724
Exelixis, Inc. (a)	3,677	26,143
Eyetech Pharmaceuticals, Inc.	1,597	52,925
Favrille, Inc.	222	1,543
Gen-Probe, Inc. (a)	2,064	105,078
Genaera Corp. (a)	3,056	9,474
Gene Logic, Inc. (a)	2,341	7,398
Genelabs Technologies, Inc. (a)	9,488	7,685
Genencor International, Inc. (a)	2,645	50,890
Genitope Corp. (a)	944	14,651
Genta, Inc. (a)	3,437	4,365
Genzyme Corp. - General Division (a)	10,527	590,459
Geron Corp. (a)	3,660	25,583
Gilead Sciences, Inc. (a)	18,126	626,253
GTx, Inc.	1,569	16,459
Harvard Bioscience, Inc. (a)	2,140	8,731
Human Genome Sciences, Inc. (a)	5,855	65,342
Icagen, Inc.	278	2,060
ICOS Corp. (a)	2,773	61,339
ID Biomedical Corp. (a)	1,836	33,075
Idenix Pharmaceuticals, Inc.	1,940	37,132
ImClone Systems, Inc. (a)	3,372	149,245
ImmunoGen, Inc. (a)	2,633	15,482
Immunomedics, Inc. (a)	2,681	7,131
Incyte Corp. (a)	3,677	32,100
Indevus Pharmaceuticals, Inc. (a)	2,633	11,217
InterMune, Inc. (a)	1,541	17,013
Introgen Therapeutics, Inc. (a)	1,688	12,324
Invitrogen Corp. (a)	2,120	148,315
Isis Pharmaceuticals, Inc. (a)	3,161	12,834
Keryx Biopharmaceuticals, Inc. (a)	2,185	28,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
La Jolla Pharmaceutical Co. (a)	2,301	$ 3,198
Lexicon Genetics, Inc. (a)	3,549	20,229
Ligand Pharmaceuticals, Inc. Class B (a)	3,381	33,134
Luminex Corp. (a)	1,980	15,246
MannKind Corp.	1,270	17,158
Marshall Edwards, Inc. (a)	2,395	18,968
Martek Biosciences (a)	1,247	83,549
Maxim Pharmaceuticals, Inc. (a)	1,761	3,099
Maxygen, Inc. (a)	1,820	17,508
Medarex, Inc. (a)	3,997	33,815
MedImmune, Inc. (a)	10,540	253,803
Memory Pharmaceuticals Corp.	3,427	17,478
Millennium Pharmaceuticals, Inc. (a)	12,908	111,009
Myogen, Inc. (a)	1,567	13,100
Myriad Genetics, Inc. (a)	1,517	32,873
Nabi Biopharmaceuticals (a)	2,376	30,175
Nanogen, Inc. (a)	1,562	6,201
Neogen Corp. (a)	960	16,790
Neopharm, Inc. (a)	1,168	12,182
Neose Technologies, Inc. (a)	1,429	6,173
Neurochem, Inc. (a)	1,455	21,823
Neurocrine Biosciences, Inc. (a)	1,509	60,405
Neurogen Corp. (a)	1,980	16,137
Northfield Laboratories, Inc. (a)	1,473	23,097
Novavax, Inc. (a)	1,868	4,166
NPS Pharmaceuticals, Inc. (a)	1,672	23,976
Nuvelo, Inc. (a)	1,381	10,730
ONYX Pharmaceuticals, Inc. (a)	1,553	44,944
OraSure Technologies, Inc. (a)	1,900	12,730
Orchid BioSciences, Inc. (a)	784	10,474
Oscient Pharmaceuticals Corp. (a)	2,988	10,070
OSI Pharmaceuticals, Inc. (a)	2,114	115,488
Peregrine Pharmaceuticals, Inc. (a)	7,380	8,782
Pharmacopeia Drug Discovery, Inc. (a)	664	3,240
Pharmacyclics, Inc. (a)	1,239	10,185
Pharmion Corp. (a)	1,182	39,952
PRAECIS Pharmaceuticals, Inc. (a)	2,969	4,186
Progenics Pharmaceuticals, Inc. (a)	752	17,461
Protein Design Labs, Inc. (a)	4,281	64,129
QIAGEN NV (a)	5,919	73,692
QLT, Inc. (a)	2,593	36,158
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	2,277	$ 13,912
Renovis, Inc.	859	8,239
Rigel Pharmaceuticals, Inc. (a)	1,024	19,087
Savient Pharmaceuticals, Inc. (a)	3,549	10,186
SciClone Pharmaceuticals, Inc. (a)	2,044	6,336
Seattle Genetics, Inc. (a)	2,028	10,201
Senomyx, Inc.	1,630	18,077
Sequenom, Inc. (a)	3,869	4,678
Serologicals Corp. (a)	1,232	29,777
Sirna Therapeutics, Inc. (a)	2,022	5,864
Stratagene Corp. (a)	917	6,190
Tanox, Inc. (a)	2,072	23,061
Targeted Genetics Corp. (a)	5,774	7,506
Techne Corp. (a)	1,768	60,271
Telik, Inc. (a)	1,720	32,474
Third Wave Technologies, Inc. (a)	3,437	23,475
Transkaryotic Therapies, Inc. (a)	1,899	43,753
Trimeris, Inc. (a)	941	12,026
United Therapeutics Corp. (a)	944	42,886
Vasogen, Inc. (a)	1,762	7,785
Vertex Pharmaceuticals, Inc. (a)	3,677	42,433
ViaCell, Inc.	389	3,563
Vicuron Pharmaceuticals, Inc. (a)	2,632	45,665
Vion Pharmaceuticals, Inc. (a)	4,066	14,028
XOMA Ltd. (a)	3,485	5,018
Zymogenetics, Inc. (a)	2,954	58,282
		9,334,583
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	1,200	13,248
Abiomed, Inc. (a)	2,092	22,384
Advanced Neuromodulation Systems, Inc. (a)	848	25,016
Aksys Ltd. (a)	1,668	7,806
Align Technology, Inc. (a)	2,821	21,355
American Medical Systems Holdings, Inc. (a)	1,509	59,756
Analogic Corp.	544	23,359
Anika Therapeutics, Inc. (a)	1,319	15,960
Animas Corp.	1,571	34,790
Arrow International, Inc.	1,880	63,431
Arthrocare Corp. (a)	1,056	30,434
Aspect Medical Systems, Inc. (a)	1,272	27,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
BioLase Technology, Inc.	1,108	$ 11,146
Biomet, Inc.	10,764	454,456
Biosite, Inc. (a)	784	45,425
BioVeris Corp. (a)	1,050	6,752
Bruker BioSciences Corp. (a)	4,771	17,796
Cardiac Science, Inc. (a)	4,173	7,637
Cardiodynamics International Corp. (a)	3,081	13,526
Closure Medical Corp. (a)	752	17,025
CNS., Inc.	1,368	23,229
Conceptus, Inc. (a)	1,176	9,243
CONMED Corp. (a)	1,349	39,944
Conor Medsystems, Inc.	1,300	21,931
CTI Molecular Imaging, Inc. (a)	2,161	35,462
Cyberonics, Inc. (a)	1,008	37,790
Cytyc Corp. (a)	4,795	109,326
Dade Behring Holdings, Inc. (a)	1,640	102,844
Datascope Corp.	688	24,204
DENTSPLY International, Inc.	3,188	175,244
Encore Medical Corp. (a)	2,044	10,690
Epix Pharmaceuticals, Inc. (a)	1,024	8,571
Exactech, Inc. (a)	784	13,963
Foxhollow Technologies, Inc.	902	24,850
Given Imaging Ltd. (a)	1,389	43,726
Hologic, Inc. (a)	1,200	44,340
I-Flow Corp. (a)	1,593	27,193
ICU Medical, Inc. (a)	704	21,556
IDEXX Laboratories, Inc. (a)	1,429	79,238
Illumina, Inc. (a)	2,618	21,677
Immucor, Inc. (a)	2,355	69,955
INAMED Corp. (a)	1,708	116,451
Integra LifeSciences Holdings Corp. (a)	1,157	42,913
Intermagnetics General Corp. (a)	1,152	30,378
IntraLase Corp.	1,034	19,139
Intuitive Surgical, Inc. (a)	1,706	80,438
Kensey Nash Corp. (a)	624	20,211
Kyphon, Inc. (a)	1,752	43,064
Laserscope, Inc. (a)	1,120	37,554
LifeCell Corp. (a)	1,168	10,103
Matthews International Corp. Class A	1,397	48,588
Merit Medical Systems, Inc. (a)	1,065	14,026
Micro Therapeutics, Inc. (a)	2,633	10,348
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Molecular Devices Corp. (a)	816	$ 16,948
Nutraceutical International Corp. (a)	1,309	21,101
NuVasive, Inc.	2,124	27,272
Orthofix International NV (a)	608	24,539
Orthologic Corp. (a)	2,793	15,948
Orthovita, Inc. (a)	3,341	12,028
Palomar Medical Technologies, Inc. (a)	844	24,358
PolyMedica Corp.	992	34,155
Possis Medical, Inc. (a)	960	9,043
Quidel Corp. (a)	2,108	9,296
Regeneration Technologies, Inc. (a)	1,320	14,177
Respironics, Inc. (a)	1,397	80,677
SonoSight, Inc. (a)	784	21,388
Staar Surgical Co. (a)	1,112	7,139
Stereotaxis, Inc.	1,830	17,092
SurModics, Inc. (a)	736	23,662
Syneron Medical Ltd.	919	26,826
Synovis Life Technologies, Inc. (a)	509	5,482
Thoratec Corp. (a)	2,517	29,575
TriPath Imaging, Inc. (a)	1,868	14,047
Urologix, Inc. (a)	832	4,876
Utah Medical Products, Inc.	640	14,221
Varian, Inc. (a)	1,413	60,264
Vascular Solutions, Inc. (a)	1,263	11,620
Ventana Medical Systems, Inc. (a)	752	50,557
Vital Signs, Inc.	656	26,948
Wright Medical Group, Inc. (a)	1,509	38,464
Young Innovations, Inc.	544	19,361
Zoll Medical Corp. (a)	448	13,556
		3,011,561
Health Care Providers & Services - 2.1%
Accredo Health, Inc. (a)	2,072	88,309
Advisory Board Co. (a)	339	13,570
Alderwoods Group, Inc. (a)	2,617	32,058
Allied Healthcare International, Inc. (a)	3,508	22,942
Allscripts Healthcare Solutions, Inc. (a)	2,466	33,044
Amedisys, Inc. (a)	715	22,837
America Service Group, Inc. (a)	495	12,395
American Healthways, Inc. (a)	1,387	47,130
AMICAS, Inc. (a)	2,793	11,060
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	1,416	$ 34,211
Andrx Corp. (a)	3,324	74,624
Cerner Corp. (a)	1,581	82,370
Computer Programs & Systems, Inc.	656	16,944
Corvel Corp. (a)	480	10,704
Cross Country Healthcare, Inc. (a)	1,652	25,259
D & K Healthcare Resources, Inc.	961	7,400
Dendrite International, Inc. (a)	1,812	27,832
Eclipsys Corp. (a)	2,209	34,019
Emageon, Inc.	800	11,920
eResearchTechnology, Inc. (a)	2,227	34,674
Express Scripts, Inc. (a)	3,171	238,745
Genesis HealthCare Corp. (a)	880	36,238
Gentiva Health Services, Inc. (a)	1,684	28,359
HealthExtras, Inc. (a)	1,836	29,798
Henry Schein, Inc. (a)	1,704	123,267
ICON PLC sponsored ADR (a)	560	20,026
IDX Systems Corp. (a)	1,301	44,637
LabOne, Inc. (a)	768	27,648
LCA-Vision, Inc.	954	27,590
Lifeline Systems, Inc. (a)	1,056	29,029
LifePoint Hospitals, Inc. (a)	1,597	63,960
Lincare Holdings, Inc. (a)	4,137	167,879
Magellan Health Services, Inc. (a)	1,166	39,854
Matria Healthcare, Inc. (a)	720	20,736
Medcath Corp. (a)	1,384	39,292
Merge Technologies, Inc. (a)	765	13,923
National Medical Health Card Systems, Inc. (a)	508	11,684
Odyssey Healthcare, Inc. (a)	1,565	17,606
Omnicell, Inc. (a)	1,204	7,826
Option Care, Inc.	1,288	24,897
PAREXEL International Corp. (a)	1,309	29,348
Patterson Companies, Inc. (a)	5,610	278,368
PDI, Inc. (a)	672	13,447
Per-Se Technologies, Inc. (a)	1,505	22,756
Pharmaceutical Product Development, Inc. (a)	2,280	97,242
PRA International	906	22,224
Priority Healthcare Corp. Class B (a)	1,656	37,889
PSS World Medical, Inc. (a)	3,309	40,237
Psychiatric Solutions, Inc. (a)	942	37,510
ResCare, Inc. (a)	1,442	19,741
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
SFBC International, Inc. (a)	648	$ 28,156
Stewart Enterprises, Inc. Class A (a)	5,583	35,396
Sun Healthcare Group, Inc. (a)	1,524	10,394
Symbion, Inc.	735	15,758
TLC Vision Corp. (a)	3,081	28,426
TriZetto Group, Inc. (a)	2,537	22,554
United Surgical Partners International, Inc. (a)	1,253	51,448
VCA Antech, Inc. (a)	3,536	71,003
Ventiv Health, Inc. (a)	1,720	41,022
VistaCare, Inc. Class A (a)	784	13,736
Vital Images, Inc. (a)	548	8,072
WebMD Corp. (a)	13,188	99,438
		2,680,461
Pharmaceuticals - 1.7%
aaiPharma, Inc. (a)	1,265	2,910
Able Laboratories, Inc. (a)	752	16,341
Acusphere, Inc. (a)	2,301	12,840
Adolor Corp. (a)	1,445	12,716
Advancis Pharmaceutical Corp. (a)	459	2,006
American Pharmaceutical Partners, Inc. (a)	3,160	165,142
Antigenics, Inc. (a)	2,140	14,766
Atherogenics, Inc. (a)	1,832	30,246
Axcan Pharma, Inc. (a)	2,100	36,502
Barrier Therapeutics, Inc.	908	15,645
Bone Care International, Inc. (a)	1,096	29,658
Connetics Corp. (a)	1,477	36,556
Cypress Bioscience, Inc. (a)	1,643	19,617
DepoMed, Inc. (a)	3,286	13,407
Discovery Laboratories, Inc. (a)	2,060	12,092
Discovery Partners International, Inc. (a)	2,268	10,206
Endo Pharmaceuticals Holdings, Inc. (a)	5,038	113,506
Eon Labs, Inc. (a)	3,792	115,125
First Horizon Pharmaceutical Corp. (a)	1,716	28,211
Flamel Technologies SA sponsored ADR (a)	850	13,583
Guilford Pharmaceuticals, Inc. (a)	2,060	9,332
Hollis-Eden Pharmaceuticals, Inc. (a)	833	6,297
Impax Laboratories, Inc. (a)	2,408	41,080
InKine Pharmaceutical, Inc. (a)	3,097	11,428
Inspire Pharmaceuticals, Inc. (a)	1,525	12,139
Kos Pharmaceuticals, Inc. (a)	1,547	51,422
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Medicines Co. (a)	2,104	$ 49,023
MGI Pharma, Inc. (a)	3,533	80,906
Nektar Therapeutics (a)	3,988	69,152
New River Pharmaceuticals, Inc.	1,034	26,884
NitroMed, Inc. (a)	1,311	28,449
Noven Pharmaceuticals, Inc. (a)	1,232	20,353
Novogen Ltd. sponsored ADR (a)	354	6,974
Pain Therapeutics, Inc. (a)	2,338	14,940
Penwest Pharmaceuticals Co. (a)	893	9,823
Perrigo Co.	3,189	56,031
Pharmos Corp. (a)	7,632	5,419
Pozen, Inc. (a)	1,304	8,280
Salix Pharmaceuticals Ltd. (a)	1,632	26,487
Santarus, Inc.	1,511	10,562
Sepracor, Inc. (a)	4,410	284,313
Shire Pharmaceuticals Group PLC sponsored ADR	1,946	65,483
SuperGen, Inc. (a)	2,044	10,261
Taro Pharmaceutical Industries Ltd. (a)	1,173	33,114
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,606	560,227
Theravance, Inc.	1,730	31,157
Vivus, Inc. (a)	3,421	13,616
Zila, Inc. (a)	3,853	15,951
		2,260,178
TOTAL HEALTH CARE		17,286,783
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	720	16,798
Argon ST, Inc. (a)	1,174	38,249
BE Aerospace, Inc. (a)	2,905	34,947
Ceradyne, Inc. (a)	1,119	33,682
Elbit Systems Ltd.	1,848	46,034
Engineered Support Systems, Inc.	976	53,953
Innovative Solutions & Support, Inc. (a)	615	18,376
Kaman Corp. Class A	1,620	19,327
KVH Industries, Inc. (a)	573	5,816
Mercury Computer Systems, Inc. (a)	1,040	30,607
MTC Technologies, Inc. (a)	704	22,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
SI International, Inc. (a)	643	$ 16,351
Sypris Solutions, Inc.	1,040	11,554
		348,215
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,356	183,909
EGL, Inc. (a)	2,152	68,326
Expeditors International of Washington, Inc.	4,539	251,960
Forward Air Corp.	1,024	45,343
Hub Group, Inc. Class A (a)	453	26,342
Pacer International, Inc. (a)	1,672	42,552
UTI Worldwide, Inc.	1,088	80,686
		699,118
Airlines - 0.3%
FLYi, Inc. (a)	2,373	3,465
Frontier Airlines, Inc. (a)	1,461	12,345
JetBlue Airways Corp. (a)	4,121	74,260
MAIR Holdings, Inc. (a)	2,373	21,357
Mesa Air Group, Inc. (a)	1,752	13,070
Northwest Airlines Corp. (a)	4,285	30,124
Republic Airways Holdings, Inc.	1,063	13,224
Ryanair Holdings PLC sponsored ADR (a)	2,607	113,952
SkyWest, Inc.	2,616	44,655
		326,452
Building Products - 0.1%
Aaon, Inc. (a)	832	12,813
American Woodmark Corp.	687	25,288
Apogee Enterprises, Inc.	1,652	23,111
Quixote Corp.	528	9,414
Universal Forest Products, Inc.	784	30,694
		101,320
Commercial Services & Supplies - 2.4%
Apollo Group, Inc. Class A (a)	7,826	576,307
Asset Acceptance Capital Corp.	1,545	31,379
Bright Horizons Family Solutions, Inc. (a)	576	39,675
Career Education Corp. (a)	4,274	145,957
Carlisle Holdings Ltd. (non-vtg.)	3,225	22,124
Casella Waste Systems, Inc. Class A (a)	1,272	19,016
Century Business Services, Inc. (a)	5,042	21,126
Charles River Associates, Inc. (a)	512	21,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	7,263	$ 317,974
Coinstar, Inc. (a)	1,168	27,343
Copart, Inc. (a)	4,201	97,883
Corinthian Colleges, Inc. (a)	3,568	61,691
Corporate Executive Board Co.	1,820	113,841
CoStar Group, Inc. (a)	816	30,053
DiamondCluster International, Inc. (a)	1,931	33,078
Duratek, Inc. (a)	873	20,009
Educate, Inc.	1,774	22,867
Education Management Corp. (a)	2,918	85,556
Electro Rent Corp. (a)	1,752	24,370
Exponent, Inc. (a)	749	18,111
FirstService Corp. (a)	1,474	27,856
G&K Services, Inc. Class A	992	42,567
General Binding Corp. (a)	1,018	13,662
Gevity HR, Inc.	960	17,434
Greg Manning Auctions, Inc. (a)	1,285	13,891
Healthcare Services Group, Inc.	682	15,679
Heidrick & Struggles International, Inc. (a)	1,024	34,959
Herman Miller, Inc.	2,948	85,433
Hudson Highland Group, Inc. (a)	1,044	17,414
Huron Consulting Group, Inc.	768	17,295
ICT Group, Inc. (a)	882	7,409
Insurance Auto Auctions, Inc. (a)	605	16,825
Integrated Alarm Services Group, Inc. (a)	1,620	10,028
Intersections, Inc.	716	9,480
Kelly Services, Inc. Class A (non-vtg.)	1,640	48,462
Kforce, Inc. (a)	1,836	20,930
Laureate Education, Inc. (a)	1,864	80,879
Layne Christensen Co. (a)	1,305	23,138
Learning Tree International, Inc. (a)	1,056	15,840
LECG Corp. (a)	768	13,862
McGrath RentCorp.	672	28,970
Mobile Mini, Inc. (a)	800	29,792
Monster Worldwide, Inc. (a)	4,830	139,346
NCO Group, Inc. (a)	1,189	23,911
On Assignment, Inc. (a)	1,797	10,674
PICO Holdings, Inc. (a)	1,122	24,729
Portfolio Recovery Associates, Inc. (a)	704	26,569
PRG-Schultz International, Inc. (a)	3,533	16,358
Princeton Review, Inc. (a)	2,204	11,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Resources Connection, Inc. (a)	1,088	$ 54,139
School Specialty, Inc. (a)	800	30,160
SOURCECORP, Inc. (a)	832	17,372
Stericycle, Inc. (a)	1,525	70,120
Strayer Education, Inc.	586	61,981
Teletech Holdings, Inc. (a)	3,565	40,819
Tetra Tech, Inc. (a)	2,328	38,598
United Stationers, Inc. (a)	1,301	57,218
Vertrue, Inc. (a)	576	22,401
Waste Industries USA, Inc.	1,800	25,650
Waste Services, Inc. (a)	2,579	9,104
West Corp. (a)	2,385	80,398
		3,083,354
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,189	18,858
Washington Group International, Inc. (a)	1,120	49,000
		67,858
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,682	6,324
American Power Conversion Corp.	8,359	184,065
American Superconductor Corp. (a)	1,201	12,827
Artesyn Technologies, Inc. (a)	2,188	22,668
Capstone Turbine Corp. (a)	7,922	13,388
Color Kinetics, Inc.	868	10,060
Deswell Industries, Inc.	608	15,650
Distributed Energy Systems Corp. (a)	4,834	19,191
Encore Wire Corp. (a)	1,090	13,069
Energy Conversion Devices, Inc. (a)	1,064	21,674
Franklin Electric Co., Inc.	800	31,376
FuelCell Energy, Inc. (a)	2,184	23,587
Genlyte Group, Inc. (a)	528	47,425
Hydrogenics Corp. (a)	3,129	13,699
II-VI, Inc. (a)	752	29,336
LSI Industries, Inc.	1,534	17,150
Medis Technologies Ltd. (a)	1,368	25,828
Microvision, Inc. (a)	2,512	14,344
Plug Power, Inc. (a)	3,304	23,624
Powell Industries, Inc. (a)	816	14,696
Power-One, Inc. (a)	3,933	22,890
Ultralife Batteries, Inc. (a)	957	16,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)	4,141	$ 12,009
Vicor Corp.	1,688	19,159
Woodward Governor Co.	512	37,473
		667,666
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,056	19,040
Westaim Corp. (a)	4,725	13,714
		32,754
Machinery - 0.8%
A.S.V., Inc. (a)	736	32,899
American Science & Engineering, Inc. (a)	438	19,552
Astec Industries, Inc. (a)	1,381	25,618
Bucyrus International, Inc. Class A	604	26,232
Commercial Vehicle Group, Inc.	713	15,643
CUNO, Inc. (a)	752	42,262
Joy Global, Inc.	3,612	132,741
Lincoln Electric Holdings, Inc.	1,640	51,824
Middleby Corp.	361	19,458
Nordson Corp.	1,509	60,345
PACCAR, Inc.	7,391	556,247
Pure Cycle Corp. (a)	1,673	12,230
Tecumseh Products Co.	588	22,491
Tecumseh Products Co. Class A (non-vtg.)	560	22,988
Volvo AB ADR	757	34,731
		1,075,261
Marine - 0.1%
Alexander & Baldwin, Inc.	1,541	69,961
DryShips, Inc.	1,200	26,820
Stolt-Nielsen SA Class B sponsored ADR (a)	790	30,486
		127,267
Road & Rail - 0.7%
AMERCO (a)	751	33,502
Arkansas Best Corp.	1,088	47,023
Covenant Transport, Inc. Class A (a)	912	18,815
Heartland Express, Inc.	3,108	64,056
J.B. Hunt Transport Services, Inc.	3,236	152,707
Landstar System, Inc. (a)	2,368	83,069
Marten Transport Ltd. (a)	864	19,915
Old Dominion Freight Lines, Inc. (a)	960	33,734
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Overnite Corp.	1,246	$ 42,327
P.A.M. Transportation Services, Inc. (a)	688	12,412
SCS Transportation, Inc. (a)	976	21,618
Swift Transportation Co., Inc. (a)	3,525	83,613
U.S. Xpress Enterprises, Inc. Class A (a)	744	19,783
Universal Truckload Services, Inc.	600	13,542
USA Truck, Inc. (a)	461	9,225
USF Corp.	1,237	59,129
Werner Enterprises, Inc.	3,788	81,063
Yellow Roadway Corp. (a)	2,028	117,117
		912,650
Trading Companies & Distributors - 0.2%
Aceto Corp.	1,050	9,398
Beacon Roofing Supply, Inc.	1,096	23,246
Fastenal Co.	3,188	186,370
Lawson Products, Inc.	640	29,786
NuCo2, Inc. (a)	670	16,174
UAP Holding Corp.	2,105	32,796
		297,770
TOTAL INDUSTRIALS		7,739,685
INFORMATION TECHNOLOGY - 49.5%
Communications Equipment - 8.4%
3Com Corp. (a)	16,199	57,992
ADC Telecommunications, Inc. (a)	36,669	84,339
Adtran, Inc.	3,253	60,864
Airspan Networks, Inc. (a)	1,625	7,134
Alvarion Ltd. (a)	2,825	28,533
Anaren, Inc. (a)	1,264	16,141
Andrew Corp. (a)	6,671	80,719
Arris Group, Inc. (a)	3,901	24,771
Aspect Communications Corp. (a)	3,406	37,125
AudioCodes Ltd. (a)	2,081	26,450
Audiovox Corp. Class A (a)	1,184	17,653
Avanex Corp. (a)	6,223	10,828
Avici Systems, Inc. (a)	1,295	6,993
Avocent Corp. (a)	2,158	73,933
Bel Fuse, Inc. Class B	399	12,361
Black Box Corp.	832	32,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
C-COR.net Corp. (a)	2,293	$ 17,381
Carrier Access Corp. (a)	2,644	18,402
Centillium Communications, Inc. (a)	1,868	3,829
CIENA Corp. (a)	24,951	49,403
Cisco Systems, Inc. (a)	276,678	4,819,731
Computer Network Technology Corp. (a)	1,604	7,860
Comtech Telecommunications Corp. (a)	736	26,467
Comverse Technology, Inc. (a)	8,439	195,869
CyberGuard Corp. (a)	1,336	9,459
Digi International, Inc. (a)	2,060	31,106
Ditech Communications Corp. (a)	1,748	21,955
Echelon Corp. (a)	1,948	13,578
ECI Telecom Ltd. (a)	5,839	44,026
ECtel Ltd. (a)	4,362	16,532
EFJ, Inc. (a)	2,060	17,716
Extreme Networks, Inc. (a)	5,759	33,517
F5 Networks, Inc. (a)	1,803	99,327
FalconStor Software, Inc. (a)	2,713	19,696
Finisar Corp. (a)	10,335	15,399
Foundry Networks, Inc. (a)	5,602	58,093
Glenayre Technologies, Inc. (a)	3,440	8,222
Harmonic, Inc. (a)	3,485	38,161
Inter-Tel, Inc.	1,205	33,125
InterDigital Communication Corp. (a)	2,564	44,434
Ixia (a)	2,905	52,319
JDS Uniphase Corp. (a)	59,956	113,916
Juniper Networks, Inc. (a)	22,908	493,438
MRV Communications, Inc. (a)	6,207	22,966
NETGEAR, Inc. (a)	1,333	18,262
Network Engines, Inc. (a)	1,948	3,643
NMS Communications Corp. (a)	2,156	10,780
Oplink Communications, Inc. (a)	8,599	13,758
Packeteer, Inc. (a)	1,620	25,628
Paradyne Networks, Inc. (a)	5,324	10,754
PC-Tel, Inc. (a)	1,208	9,120
Polycom, Inc. (a)	4,233	68,532
Powerwave Technologies, Inc. (a)	5,167	35,394
Proxim Corp. Class A (a)	799	1,127
Qiao Xing Universal Telephone, Inc. (a)	905	6,028
QUALCOMM, Inc.	68,591	2,476,821
Redback Networks, Inc. (a)	2,200	14,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
REMEC, Inc. (a)	2,761	$ 17,311
Research In Motion Ltd. (a)	7,882	517,990
SafeNet, Inc. (a)	1,036	31,080
SCM Microsystems, Inc. (a)	1,652	6,360
SeaChange International, Inc. (a)	1,409	19,515
Sierra Wireless, Inc. (a)	811	7,002
SiRF Technology Holdings, Inc.	1,848	20,772
Sonus Networks, Inc. (a)	9,700	51,119
SpectraLink Corp.	932	14,176
Stratex Networks, Inc. (a)	4,962	10,470
Superior Essex, Inc. (a)	730	12,775
Sycamore Networks, Inc. (a)	12,560	45,090
Symmetricom, Inc. (a)	2,617	27,740
Tekelec (a)	2,837	48,172
Telefonaktiebolaget LM Ericsson ADR (a)	7,151	209,596
Tellabs, Inc. (a)	19,433	137,780
Terayon Communication Systems, Inc. (a)	3,933	13,451
Tollgrade Communications, Inc. (a)	756	6,774
UTStarcom, Inc. (a)	4,457	57,272
Verso Technologies, Inc. (a)	12,319	4,804
ViaSat, Inc. (a)	1,253	24,910
Westell Technologies, Inc. Class A (a)	2,389	15,003
WJ Communications, Inc. (a)	3,629	10,270
Zhone Technologies, Inc. (a)	3,945	10,612
		10,918,690
Computers & Peripherals - 6.1%
ActivCard Corp. (a)	2,325	14,973
Adaptec, Inc. (a)	5,439	29,588
Advanced Digital Information Corp. (a)	2,945	24,473
Apple Computer, Inc. (a)	34,026	1,526,406
Applied Films Corp. (a)	544	12,213
Avid Technology, Inc. (a)	1,420	94,998
Brocade Communications Systems, Inc. (a)	11,532	71,498
Concurrent Computer Corp. (a)	3,709	7,715
Cray, Inc. (a)	3,193	12,006
Creative Technology Ltd. (Nasdaq)	3,629	41,117
Dell, Inc. (a)	104,046	4,171,204
Dot Hill Systems Corp. (a)	1,572	9,919
Electronics for Imaging, Inc. (a)	2,312	38,310
Hutchinson Technology, Inc. (a)	1,141	37,265
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
InFocus Corp. (a)	2,760	$ 17,664
Intergraph Corp. (a)	1,334	39,713
Komag, Inc. (a)	1,189	23,958
Logitech International SA sponsored ADR (a)	297	19,572
M-Systems Flash Disk Pioneers Ltd. (a)	1,269	29,974
McDATA Corp.:
Class A (a)	3,509	13,790
Class B (a)	1,964	7,051
Mobility Electronics, Inc. (a)	1,445	10,549
Neoware Systems, Inc. (a)	792	9,417
Network Appliance, Inc. (a)	15,106	453,331
Novatel Wireless, Inc.	1,509	16,237
palmOne, Inc. (a)	2,070	49,307
Pinnacle Systems, Inc. (a)	3,081	13,187
Presstek, Inc. (a)	2,124	18,840
QLogic Corp. (a)	4,089	164,746
Rimage Corp. (a)	1,016	17,831
SanDisk Corp. (a)	6,845	183,994
SBS Technologies, Inc. (a)	1,136	13,768
Scitex Corp. Ltd.	2,542	18,302
SimpleTech, Inc. (a)	2,172	8,536
Stratasys, Inc. (a)	402	11,642
Sun Microsystems, Inc. (a)	140,114	591,281
Synaptics, Inc. (a)	1,280	30,579
Transact Technologies, Inc. (a)	624	11,101
Xybernaut Corp. (a)	8,583	7,038
		7,873,093
Electronic Equipment & Instruments - 1.9%
Aeroflex, Inc. (a)	3,833	38,943
Agilysys, Inc.	1,852	34,929
BEI Technologies, Inc.	912	25,016
Bell Microproducts, Inc. (a)	2,367	21,137
Brightpoint, Inc. (a)	913	16,452
CDW Corp.	3,485	200,283
CellStar Corp. (a)	946	2,781
Cherokee International Corp.	783	5,873
Cogent, Inc.	3,170	77,221
Cognex Corp.	1,928	53,406
Coherent, Inc. (a)	1,349	40,942
CyberOptics Corp. (a)	495	6,757
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Daktronics, Inc. (a)	1,056	$ 23,074
DDi Corp. (a)	865	2,180
Digital Theater Systems, Inc. (a)	917	16,928
Dionex Corp. (a)	928	53,416
Electro Scientific Industries, Inc. (a)	1,413	31,934
Excel Technology, Inc. (a)	672	15,422
FARO Technologies, Inc. (a)	736	19,467
Flextronics International Ltd. (a)	22,779	304,100
FLIR Systems, Inc. (a)	2,794	87,313
Global Imaging Systems, Inc. (a)	864	30,707
GSI Lumonics, Inc. (a)	2,184	18,698
Identix, Inc. (a)	4,570	27,329
INTAC International (a)	778	13,436
International DisplayWorks, Inc. (a)	1,200	11,844
Itron, Inc. (a)	928	24,731
Lexar Media, Inc. (a)	3,048	12,375
Lipman Electronic Engineer Ltd. (Nasdaq)	1,060	31,037
Littelfuse, Inc. (a)	1,072	34,861
M-Flex Electronix, Inc.	1,199	26,978
Magal Security Systems Ltd.	405	4,370
Mechanical Technology, Inc. (a)	1,281	6,176
Merix Corp. (a)	928	9,419
Methode Electronics, Inc. Class A	1,688	18,889
Metrologic Instruments, Inc. (a)	1,550	36,518
Molex, Inc.	4,489	112,809
Molex, Inc. Class A (non-vtg.)	3,605	82,591
MTS Systems Corp.	1,157	34,941
National Instruments Corp.	3,300	94,248
Newport Corp. (a)	1,924	27,109
NU Horizons Electronics Corp. (a)	1,752	12,211
Optimal Group, Inc. Class A (a)	1,525	22,860
Orbotech Ltd. (a)	1,493	34,115
OSI Systems, Inc. (a)	752	12,769
PC Connection, Inc. (a)	1,461	11,206
Pemstar, Inc. (a)	3,293	4,610
Photon Dynamics, Inc. (a)	816	18,972
Planar Systems, Inc. (a)	689	5,553
Plexus Corp. (a)	2,132	22,599
RadiSys Corp. (a)	1,008	15,352
Richardson Electronics Ltd.	1,288	14,516
Rofin-Sinar Technologies, Inc. (a)	608	22,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	22,840	$ 126,762
ScanSource, Inc. (a)	560	35,140
SpatiaLight, Inc. (a)	3,317	16,917
Staktek Holdings, Inc.	2,128	7,831
Suntron Corp. (a)	2,925	8,336
Superconductor Technologies, Inc. (a)	3,773	3,509
Taser International, Inc. (a)	2,888	37,573
Tech Data Corp. (a)	2,376	97,392
Thermogenesis Corp. (a)	3,551	19,388
Trimble Navigation Ltd. (a)	2,235	80,505
TTM Technologies, Inc. (a)	1,892	20,377
Universal Display Corp. (a)	1,409	10,652
Veeco Instruments, Inc. (a)	1,413	21,138
Viisage Technology, Inc. (a)	2,332	13,526
X-Rite, Inc.	1,288	20,827
Xyratex Ltd.	1,732	30,708
Zomax, Inc. (a)	2,485	10,561
Zygo Corp. (a)	1,073	13,981
		2,508,809
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	5,695	62,702
Aladdin Knowledge Systems Ltd. (a)	571	11,980
America Online Latin America, Inc. Class A (a)	15,633	7,973
aQuantive, Inc. (a)	2,953	31,213
Ariba, Inc. (a)	2,986	27,202
Art Technology Group, Inc. (a)	5,391	6,254
AsiaInfo Holdings, Inc. (a)	2,421	10,652
Ask Jeeves, Inc. (a)	2,396	54,773
Autobytel, Inc. (a)	1,868	10,311
Bankrate, Inc. (a)	1,077	16,112
Blue Coat Systems, Inc. (a)	420	7,820
Chordiant Software, Inc. (a)	3,837	6,676
CMGI, Inc. (a)	19,398	37,438
CNET Networks, Inc. (a)	6,410	58,011
Corillian Corp. (a)	1,616	5,139
Cryptologic, Inc.	500	15,092
Digital Insight Corp. (a)	1,549	24,861
Digital River, Inc. (a)	1,413	42,574
Digitas, Inc. (a)	4,361	43,174
DoubleClick, Inc. (a)	6,287	48,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	7,216	$ 62,996
eCollege.com (a)	896	10,358
Entrust, Inc. (a)	3,709	14,984
Equinix, Inc. (a)	975	42,695
FindWhat.com (a)	1,008	11,088
Google, Inc. Class A (sub. vtg.)	2,427	456,252
Greenfield Online, Inc.	691	11,636
Homestore, Inc. (a)	6,647	15,820
Housevalues, Inc.	900	10,764
InfoSpace, Inc. (a)	1,493	61,900
Internet Capital Group, Inc. (a)	1,560	12,979
Interwoven, Inc. (a)	1,585	14,376
iPass, Inc. (a)	2,585	15,743
IPIX Corp. (a)	639	2,160
iVillage, Inc. (a)	4,250	24,438
j2 Global Communications, Inc. (a)	1,088	41,681
Jupitermedia Corp. (a)	1,806	24,273
Keynote Systems, Inc. (a)	1,368	16,279
Kintera, Inc. (a)	1,740	12,145
LivePerson, Inc. (a)	2,445	6,039
LookSmart Ltd. (a)	5,122	5,583
Mamma.com, Inc. (a)	1,545	5,701
MatrixOne, Inc. (a)	3,049	16,129
NaviSite, Inc. (a)	4,246	9,511
Neoforma, Inc. (a)	1,032	8,782
Net2Phone, Inc. (a)	2,252	5,247
Netease.com, Inc. sponsored ADR (a)	711	30,068
NetRatings, Inc. (a)	2,076	39,299
NIC, Inc. (a)	3,661	18,598
Open Text Corp. (a)	1,842	35,617
Openwave Systems, Inc. (a)	2,785	35,537
PEC Solutions, Inc. (a)	1,361	15,679
RealNetworks, Inc. (a)	7,572	47,401
Register.com, Inc. (a)	2,793	17,205
Retek, Inc. (a)	2,857	24,027
S1 Corp. (a)	4,045	31,066
SAVVIS Communications Corp. (a)	7,142	5,428
SeeBeyond Technology Corp. (a)	5,663	21,519
Selectica, Inc. (a)	3,389	10,845
Sina Corp. (a)	2,072	59,114
SkillSoft PLC sponsored ADR (a)	3,949	16,072
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sohu.com, Inc. (a)	1,597	$ 28,602
SonicWALL, Inc. (a)	3,805	23,515
Stellent, Inc. (a)	1,620	14,564
Supportsoft, Inc. (a)	1,684	9,952
Terra Networks SA sponsored ADR	2,463	11,379
Tom Online, Inc. ADR	317	3,817
Travelzoo, Inc. (a)	814	50,191
Tumbleweed Communications Corp. (a)	2,252	5,855
United Online, Inc. (a)	2,708	29,382
ValueClick, Inc. (a)	3,709	46,919
VeriSign, Inc. (a)	10,875	298,193
Vignette Corp. (a)	12,996	15,465
Vitria Technology, Inc. (a)	2,505	8,642
WebEx Communications, Inc. (a)	1,912	44,683
webMethods, Inc. (a)	2,617	16,409
Websense, Inc. (a)	1,088	65,117
Yahoo!, Inc. (a)	57,516	1,856,041
Zix Corp. (a)	1,720	5,108
		4,389,801
IT Services - 1.5%
Acxiom Corp.	3,653	82,193
Answerthink, Inc. (a)	1,793	7,674
Carreker Corp. (a)	1,399	9,849
CheckFree Corp. (a)	3,961	152,657
Cognizant Technology Solutions Corp. Class A (a)	5,514	260,426
Corio, Inc. (a)	4,625	12,904
Covansys Corp. (a)	2,490	29,382
CSG Systems International, Inc. (a)	2,536	43,366
Elron Electronic Industries Ltd. (a)	1,768	28,642
Euronet Worldwide, Inc. (a)	1,556	40,316
Fiserv, Inc. (a)	8,135	308,642
Forrester Research, Inc. (a)	1,264	19,845
iGate Corp. (a)	3,193	13,123
Indus International, Inc. (a)	5,471	13,240
Infocrossing, Inc. (a)	1,238	23,225
Infosys Technologies Ltd. sponsored ADR	966	73,658
infoUSA, Inc.	2,889	29,872
Intrado, Inc. (a)	816	10,216
iPayment, Inc. (a)	663	28,536
Kanbay International, Inc.	1,330	30,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lightbridge, Inc. (a)	1,688	$ 9,774
Lionbridge Technologies, Inc. (a)	2,277	13,639
ManTech International Corp. Class A (a)	800	19,744
Ness Technologies, Inc.	1,287	16,911
Paychex, Inc.	16,181	516,659
Pegasus Solutions, Inc. (a)	1,320	15,734
RightNow Technologies, Inc.	1,180	14,939
Sapient Corp. (a)	6,538	48,185
SM&A (a)	1,192	9,536
Sykes Enterprises, Inc. (a)	2,505	19,213
Syntel, Inc.	1,752	33,306
Telvent GIT SA	1,475	15,738
Tier Technologies, Inc. Class B (a)	1,592	10,635
Zanett, Inc. (a)	3,965	21,015
		1,983,131
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,844	141,830
Semiconductors & Semiconductor Equipment - 11.3%
8X8, Inc. (a)	6,464	14,479
Actel Corp. (a)	1,072	18,288
ADE Corp. (a)	880	17,582
Advanced Energy Industries, Inc. (a)	1,597	14,868
Alliance Semiconductor Corp. (a)	2,729	7,341
Altera Corp. (a)	15,300	317,322
AMIS Holdings, Inc. (a)	2,885	32,456
Amkor Technology, Inc. (a)	7,523	32,876
Applied Materials, Inc. (a)	70,565	1,234,888
Applied Micro Circuits Corp. (a)	13,697	47,255
ARM Holdings PLC sponsored ADR	2,197	13,577
ASE Test Ltd. (a)	4,726	28,403
ASM International NV (Nasdaq) (a)	1,072	19,982
ASML Holding NV (NY Shares) (a)	5,355	98,104
Asyst Technologies, Inc. (a)	1,941	9,472
Atheros Communications, Inc.	1,855	25,469
ATI Technologies, Inc. (a)	10,373	182,491
Atmel Corp. (a)	21,511	67,760
ATMI, Inc. (a)	1,397	38,026
August Technology Corp. (a)	513	6,274
Axcelis Technologies, Inc. (a)	4,898	42,123
Broadcom Corp. Class A (a)	11,163	360,007
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc. (a)	1,800	$ 32,598
Cabot Microelectronics Corp. (a)	1,056	34,309
California Micro Devices Corp. (a)	1,574	12,151
Camtek Ltd. (a)	3,200	11,648
Ceva, Inc. (a)	1,352	10,694
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	3,532	18,543
Cirrus Logic, Inc. (a)	4,417	20,672
Cohu, Inc.	960	17,501
Conexant Systems, Inc. (a)	19,810	35,658
Credence Systems Corp. (a)	4,453	39,053
Cree, Inc. (a)	3,188	74,982
Cymer, Inc. (a)	1,549	44,774
Diodes, Inc. (a)	928	23,859
DSP Group, Inc. (a)	1,365	34,364
DuPont Photomasks, Inc. (a)	1,008	26,551
EMCORE Corp. (a)	6,329	18,987
Entegris, Inc. (a)	3,129	30,226
ESS Technology, Inc. (a)	1,988	11,212
Exar Corp. (a)	1,860	26,282
FEI Co. (a)	1,549	38,338
FormFactor, Inc. (a)	1,991	45,733
Genesis Microchip, Inc. (a)	1,572	23,171
Genus, Inc. (a)	4,490	9,968
Helix Technology Corp.	1,309	22,541
ICOS Vision Systems NV (a)	611	16,069
Integrated Circuit Systems, Inc. (a)	2,948	59,491
Integrated Device Technology, Inc. (a)	4,783	59,835
Integrated Silicon Solution, Inc. (a)	1,604	10,234
Intel Corp.	265,716	6,371,870
Intersil Corp. Class A	5,963	100,536
Intevac, Inc. (a)	1,399	11,682
IXYS Corp. (a)	1,768	18,281
KLA-Tencor Corp.	8,167	403,531
Kopin Corp. (a)	3,549	12,883
Kulicke & Soffa Industries, Inc. (a)	2,569	16,647
Lam Research Corp. (a)	5,602	176,127
Lattice Semiconductor Corp. (a)	5,247	27,704
Leadis Technology, Inc.	1,100	7,337
Linear Technology Corp.	12,508	488,562
LTX Corp. (a)	2,505	13,527
Marvell Technology Group Ltd. (a)	11,641	425,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mattson Technology, Inc. (a)	2,357	$ 23,099
Maxim Integrated Products, Inc.	13,800	593,676
Micrel, Inc. (a)	4,230	39,889
Microchip Technology, Inc.	8,647	237,447
Microsemi Corp. (a)	2,634	42,829
Mindspeed Technologies, Inc. (a)	4,116	11,607
MIPS Technologies, Inc. (a)	2,112	23,359
MKS Instruments, Inc. (a)	2,408	44,524
Monolithic System Technology, Inc. (a)	1,636	9,358
Nanometrics, Inc. (a)	1,044	12,966
Novellus Systems, Inc. (a)	5,382	158,957
NVE Corp. (a)	218	4,925
NVIDIA Corp. (a)	7,199	208,699
O2Micro International Ltd. (a)	1,748	18,756
Omnivision Technologies, Inc. (a)	2,281	46,099
ON Semiconductor Corp. (a)	10,959	49,754
PDF Solutions, Inc. (a)	1,457	19,742
Pericom Semiconductor Corp. (a)	1,556	13,802
Photronics, Inc. (a)	1,509	28,037
Pixelworks, Inc. (a)	1,988	18,926
PLX Technology, Inc. (a)	1,736	20,919
PMC-Sierra, Inc. (a)	7,507	74,695
Portalplayer, Inc.	940	21,639
Power Integrations, Inc. (a)	1,317	27,973
Rambus, Inc. (a)	4,265	74,936
RF Micro Devices, Inc. (a)	8,311	45,711
Rudolph Technologies, Inc. (a)	832	15,259
Semitool, Inc. (a)	1,868	19,502
Semtech Corp. (a)	3,252	63,609
SigmaTel, Inc. (a)	1,397	58,241
Silicon Image, Inc. (a)	3,501	40,332
Silicon Laboratories, Inc. (a)	2,168	76,097
Silicon Storage Technology, Inc. (a)	4,509	20,832
Siliconix, Inc. (a)	1,285	36,455
Sipex Corp. (a)	1,800	3,960
Skyworks Solutions, Inc. (a)	6,255	45,411
Standard Microsystems Corp. (a)	800	14,024
Supertex, Inc. (a)	752	14,566
Tessera Technologies, Inc. (a)	2,097	85,432
Therma-Wave, Inc. (a)	2,067	5,994
Tower Semicondutor Ltd. (a)	4,634	7,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transmeta Corp. (a)	6,903	$ 7,248
Transwitch Corp. (a)	5,791	7,470
Trident Microsystems, Inc. (a)	995	18,398
Tripath Technology, Inc. (a)	2,713	3,201
TriQuint Semiconductor, Inc. (a)	6,711	23,153
Ultratech, Inc. (a)	1,104	17,520
Varian Semiconductor Equipment Associates, Inc. (a)	1,493	59,481
Virage Logic Corp. (a)	1,402	18,548
Vitesse Semiconductor Corp. (a)	9,372	28,585
Volterra Semiconductor Corp.	1,387	20,389
White Electronic Designs Corp. (a)	1,320	6,653
Xilinx, Inc.	14,754	445,571
Zilog, Inc. (a)	2,719	13,595
Zoran Corp. (a)	2,008	21,506
		14,584,398
Software - 16.8%
Accelrys, Inc. (a)	1,329	7,097
Activision, Inc. (a)	5,721	125,061
Actuate Corp. (a)	4,125	11,138
Adobe Systems, Inc.	9,914	612,190
Advent Software, Inc. (a)	1,597	28,203
Agile Software Corp. (a)	2,585	17,733
Altiris, Inc. (a)	1,157	33,819
Ansys, Inc. (a)	1,312	47,180
Ascential Software Corp. (a)	2,664	41,319
Aspen Technology, Inc. (a)	3,386	17,946
Atari, Inc. (a)	3,901	10,416
Authentidate Holding Corp. (a)	2,593	13,069
Autodesk, Inc.	10,132	301,123
BEA Systems, Inc. (a)	17,342	143,939
Blackbaud, Inc.	1,740	20,132
Blackboard, Inc.	1,056	17,952
Borland Software Corp. (a)	3,757	31,371
Business Objects SA sponsored ADR (a)	780	21,809
Captaris, Inc. (a)	2,905	14,118
Catapult Communications Corp. (a)	1,056	25,344
CCC Information Services Group, Inc. (a)	1,181	25,876
Check Point Software Technologies Ltd. (a)	10,540	233,250
Chinadotcom Corp. Class A (a)	4,554	16,258
Citrix Systems, Inc. (a)	7,071	159,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	3,915	$ 168,128
Compuware Corp. (a)	17,166	116,042
Concord Communications, Inc. (a)	1,057	10,898
Concur Technologies, Inc. (a)	1,604	13,554
Convera Corp. Class A (a)	2,921	17,146
Creo, Inc. (a)	2,617	42,667
Digimarc Corp. (a)	1,060	8,204
E.piphany, Inc. (a)	4,141	14,369
Electronic Arts, Inc. (a)	12,566	810,381
Embarcadero Technologies, Inc. (a)	1,505	10,159
Epicor Software Corp. (a)	2,161	33,452
EPIQ Systems, Inc. (a)	864	10,973
Evolving Systems, Inc. (a)	1,042	3,241
FileNET Corp. (a)	1,613	37,776
Geac Computer Corp. Ltd. (a)	2,656	21,404
Hummingbird Ltd. (a)	960	24,447
Hyperion Solutions Corp. (a)	1,581	79,809
Informatica Corp. (a)	3,981	30,932
Intellisync Corp. (a)	2,825	8,193
Internet Security Systems, Inc. (a)	2,344	47,068
InterVideo, Inc.	648	8,230
Intervoice, Inc. (a)	1,807	19,606
Intuit, Inc. (a)	7,750	331,700
Jack Henry & Associates, Inc.	3,797	75,370
JAMDAT Mobile, Inc.	814	13,838
JDA Software Group, Inc. (a)	1,413	18,977
Kronos, Inc. (a)	1,293	72,201
Lawson Software, Inc. (a)	4,586	26,599
Macromedia, Inc. (a)	2,837	96,146
Macrovision Corp. (a)	2,136	51,798
Magic Software Enterprises Ltd. (a)	2,938	9,402
Magma Design Automation, Inc. (a)	1,509	19,843
Majesco Holdings, Inc. (a)	900	10,620
Manhattan Associates, Inc. (a)	1,317	26,169
Manugistics Group, Inc. (a)	3,789	7,578
MAPICS, Inc. (a)	1,461	18,409
Mentor Graphics Corp. (a)	3,044	41,946
Mercury Interactive Corp. (a)	3,544	162,599
Micromuse, Inc. (a)	3,709	18,248
MICROS Systems, Inc. (a)	1,632	52,926
Microsoft Corp.	456,092	11,484,363
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MicroStrategy, Inc. Class A (a)	592	$ 41,866
Motive, Inc.	1,277	14,034
MRO Software, Inc. (a)	1,297	17,522
Napster, Inc. (a)	1,429	10,403
Nassda Corp. (a)	1,652	10,969
NDS Group PLC sponsored ADR (a)	783	28,125
NetIQ Corp. (a)	2,681	31,609
NetScout Systems, Inc. (a)	2,673	13,873
Novell, Inc. (a)	14,905	78,102
Nuance Communications, Inc. (a)	2,140	6,784
NYFIX, Inc. (a)	2,309	10,506
Open Solutions, Inc. (a)	753	15,361
OpenTV Corp. Class A (a)	4,866	11,678
Opnet Technologies, Inc. (a)	1,117	8,389
Opsware, Inc. (a)	3,837	21,295
Oracle Corp. (a)	214,788	2,772,913
PalmSource, Inc. (a)	488	4,939
Parametric Technology Corp. (a)	12,932	74,359
Pegasystems, Inc. (a)	1,916	11,439
Pervasive Software, Inc. (a)	1,720	7,568
Phase Forward, Inc.	1,482	9,781
Phoenix Technologies Ltd. (a)	2,060	20,518
Plato Learning, Inc. (a)	1,636	12,712
Portal Software, Inc. (a)	2,044	5,641
Progress Software Corp. (a)	1,581	36,600
QAD, Inc.	1,748	13,669
Quality Systems, Inc.	336	27,048
Quest Software, Inc. (a)	3,993	54,185
RADWARE Ltd. (a)	992	25,673
Red Hat, Inc. (a)	7,823	89,652
Renaissance Learning, Inc.	1,413	23,837
Retalix Ltd. (a)	848	19,614
RSA Security, Inc. (a)	2,693	44,004
ScanSoft, Inc. (a)	6,060	25,997
SCO Group, Inc. (a)	833	3,574
Secure Computing Corp. (a)	1,700	15,470
SERENA Software, Inc. (a)	1,880	43,428
Shanda Interactive Entertainment Ltd. ADR	641	19,377
Siebel Systems, Inc. (a)	21,255	181,305
Sonic Solutions, Inc. (a)	1,040	16,266
SPSS, Inc. (a)	1,072	20,797
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies, Inc.	1,272	$ 30,681
Symantec Corp. (a)	29,778	655,414
Synopsys, Inc. (a)	6,499	117,632
Synplicity, Inc. (a)	2,268	13,926
Take-Two Interactive Software, Inc. (a)	1,768	64,833
TALX Corp.	960	19,728
THQ, Inc. (a)	1,624	44,400
TIBCO Software, Inc. (a)	9,540	93,110
Transaction Systems Architects, Inc. Class A (a)	1,704	39,840
Ulticom, Inc. (a)	2,044	28,677
Ultimate Software Group, Inc. (a)	1,652	22,236
VA Software Corp. (a)	3,453	6,457
Vastera, Inc. (a)	2,389	6,785
Verint Systems, Inc. (a)	1,349	53,238
Verisity Ltd. (a)	1,144	13,614
VERITAS Software Corp. (a)	17,631	427,023
Verity, Inc. (a)	1,796	21,283
Wind River Systems, Inc. (a)	3,636	48,941
Witness Systems, Inc. (a)	1,541	28,832
		21,688,384
TOTAL INFORMATION TECHNOLOGY		64,088,136
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,565	28,264
Akzo Nobel NV sponsored ADR	2,596	117,054
Hawkins, Inc.	1,509	18,183
LESCO, Inc. (a)	1,240	17,980
Methanex Corp.	5,425	98,081
Sigma Aldrich Corp.	2,693	165,916
Symyx Technologies, Inc. (a)	1,461	40,747
		486,225
Construction Materials - 0.1%
Headwaters, Inc. (a)	1,482	47,661
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	1,097	5,112
Caraustar Industries, Inc. (a)	1,964	28,066
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	832	$ 55,311
Smurfit-Stone Container Corp. (a)	10,295	171,206
		259,695
Metals & Mining - 0.5%
Aber Diamond Corp.	2,424	81,164
Alliance Resource Partners LP	576	44,364
Anglo American PLC ADR	1,295	32,569
Blue Earth Refineries, Inc.	960	0
Century Aluminum Co. (a)	1,260	40,963
DRDGOLD Ltd. ADR (a)	7,316	7,682
Gibraltar Industries, Inc.	1,224	30,196
James River Coal Co. (a)	500	21,500
Metal Management, Inc.	748	22,163
Metals USA, Inc. (a)	1,442	35,142
NN, Inc.	1,128	12,160
Novamerican Steel, Inc. (a)	663	58,172
Olympic Steel, Inc. (a)	1,108	28,188
Pan American Silver Corp. (a)	2,276	38,362
Randgold Resources Ltd. ADR (a)	1,526	20,891
Roanoke Electric Steel Corp.	513	13,589
Royal Gold, Inc.	1,028	18,124
Schnitzer Steel Industries, Inc. Class A	816	33,146
Silver Standard Resources, Inc. (a)	1,633	22,242
Steel Dynamics, Inc.	2,100	93,534
Steel Technologies, Inc.	485	14,953
Wheeling Pittsburgh Corp. (a)	539	22,463
		691,567
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,005	9,568
TOTAL MATERIALS		1,494,716
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
Arbinet-thexchange, Inc.	1,000	24,400
Broadwing Corp. (a)	3,684	21,736
Commonwealth Telephone Enterprises, Inc. (a)	992	47,219
CT Communications, Inc.	1,176	13,112
D&E Communications, Inc.	1,313	14,010
General Communications, Inc. Class A (a)	2,437	22,737
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	971	$ 15,925
Golden Telecom, Inc.	1,502	44,249
HickoryTech Corp.	1,493	15,781
ITC DeltaCom, Inc. (a)	1,382	1,023
Level 3 Communications, Inc. (a)	30,895	71,985
MCI, Inc.	13,200	300,300
McLeodUSA, Inc. Class A (a)	9,871	4,245
North Pittsburgh Systems, Inc.	1,056	24,531
Primus Telecommunications Group, Inc. (a)	3,177	5,528
Shenandoah Telecommunications Co.	834	23,352
SureWest Communications	752	16,800
Talk America Holdings, Inc. (a)	1,461	8,985
Teleglobe International Holdings Ltd. (a)	4,966	24,830
Telewest Global, Inc. (a)	10,270	171,406
Time Warner Telecom, Inc. Class A (a)	2,469	9,950
U.S. LEC Corp. Class A (a)	3,176	9,687
Warwick Valley Telephone Co.	624	14,346
		906,137
Wireless Telecommunication Services - 1.8%
Aether Systems, Inc. (a)	3,017	10,318
AirGate PCS, Inc. (a)	500	18,335
Alamosa Holdings, Inc. (a)	5,840	74,402
At Road, Inc. (a)	2,161	9,789
Centennial Communications Corp. Class A (a)	4,285	45,550
Dobson Communications Corp. Class A (a)	3,902	8,858
InPhonic, Inc.	1,334	30,762
Millicom International Cellular SA (a)	4,222	94,699
Nextel Communications, Inc. Class A (a)	45,541	1,340,272
Nextel Partners, Inc. Class A (a)	7,668	152,670
NII Holdings, Inc. (a)	2,677	153,178
SBA Communications Corp. Class A (a)	4,185	36,410
Telesystem International Wireless, Inc. (a)	9,006	131,573
TIM Hellas Telecommunications SA ADR	658	13,384
Ubiquitel, Inc. (a)	5,034	37,654
USA Mobility, Inc. (a)	1,463	57,408
Western Wireless Corp. Class A (a)	3,913	153,781
Wireless Facilities, Inc. (a)	3,426	24,188
		2,393,231
TOTAL TELECOMMUNICATION SERVICES		3,299,368
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	704	$ 25,210
Otter Tail Corp.	1,701	43,001
		68,211
Gas Utilities - 0.0%
EnergySouth, Inc.	700	20,202
Inergy LP	992	32,339
		52,541
Multi-Utilities & Unregulated Power - 0.0%
NorthWestern Energy Corp. (a)	1,953	54,567
Water Utilities - 0.1%
Artesian Resources Corp. Class A	688	18,693
Connecticut Water Service, Inc.	940	23,961
Middlesex Water Co.	1,230	22,029
Southwest Water Co.	1,629	18,571
York Water Co.	1,020	19,381
		102,635
TOTAL UTILITIES		277,954
TOTAL COMMON STOCKS (Cost $119,895,311)		129,275,873
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.15% 3/10/05 (d) (Cost $99,947)	$ 100,000	99,941
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	170,683	$ 170,683
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	8,772,658	8,772,658
TOTAL MONEY MARKET FUNDS (Cost $8,943,341)		8,943,341
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $128,938,599)		138,319,155
NET OTHER ASSETS - (6.8)%		(8,820,979)
NET ASSETS - 100%		$ 129,498,176
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 Nasdaq 100 E-Mini Index Contracts	March 2005	$ 211,820	$ 2,156
The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,941.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $128,960,254. Net unrealized appreciation aggregated $9,358,901, of which $20,237,211 related to appreciated investment securities and $10,878,310 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005